                                               Registration No. 2-94157/811-4146
       As filed with the Securities and Exchange Commission on November 17, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 68

                                       and

                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 69

                                   ----------

                               JOHN HANCOCK TRUST
                   (formerly, Manufacturers Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                                   ----------

                                 John D. Danello
                                    Secretary
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:
                               John W. Blouch, Esq
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                              13001 I Street, N.W.
                           Washington D.C. 20005-3306

                                   ----------

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b)
-----

      on (date) pursuant to paragraph (b)
-----

      60 days after filing pursuant to paragraph (a)(1)
-----

      on (May 1, 2005) pursuant to paragraph (a)(1)
-----

      on (date) pursuant to paragraph (a)(2)
-----

  X   75 days after filing pursuant to paragraph (a)(2) of Rule 485
-----

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                                   Prospectus

                               JOHN HANCOCK TRUST

                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust, formerly, Manufacturers Investment Trust (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which is sold without a sales charge. Shares of the Trust are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts and in the case of Series III shares to certain qualified plans and other permitted entities. The Trust provides a range of investment objectives through 95 separate investment portfolios, two of which are described in this prospectus. The names of those portfolios are as follows:

INDEX PORTFOLIOS

          Bond Index Trust A

FUND OF FUNDS PORTFOLIOS

          Index Allocation Trust

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE ADVISER OR ANY SUBADVISERS TO THE TRUST OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE TRUST IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                 The date of this Prospectus is January__, 2006

                               JOHN HANCOCK TRUST

                                TABLE OF CONTENTS

PORTFOLIO DESCRIPTIONS:
INVESTMENT OBJECTIVE AND STRATEGIES, RISKS AND EXPENSES....................    1

                                INDEX PORTFOLIOS

   Bond Index Trust A......................................................    2

                            FUND OF FUNDS PORTFOLIOS

   Index Allocation Trust..................................................    3

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS' INVESTMENTS...................   24
   Risks of Investing in Certain Types of Securities.......................   24
   Additional Investment Policies..........................................   30
   Hedging and Other Strategic Transactions................................   33
MANAGEMENT OF THE TRUST....................................................   34
   Advisory Arrangements...................................................   34
   Subadvisory Arrangements................................................   37
MULTIPLE CLASS PRICING.....................................................   37
GENERAL INFORMATION........................................................   38
   Taxes...................................................................   38
   Dividends...............................................................   39
   Purchase and Redemption of Shares.......................................   40
   Disruptive Short Term Trading...........................................   41
   Policy Regarding Disclosure of Portfolio Holdings.......................   42
   Purchasers of Shares of the Trust.......................................   43
   Additional Information..................................................   43

                             PORTFOLIO DESCRIPTIONS:
                 INVESTMENT OBJECTIVES AND STRATEGIES AND RISKS

     The Trust is a series trust which currently has 95 separate investment portfolios, two of which are described in this prospectus. The investment objectives, principal investment strategies and principal risks of these portfolios are set forth in the portfolio descriptions below. John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) is the investment adviser to the Trust, and each portfolio has its own subadviser.

INVESTMENT OBJECTIVES AND STRATEGIES

     Each portfolio has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the portfolio). There can be no assurance that the portfolio will achieve its investment objective. The differences in objectives and policies among the portfolios can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Additional information about the portfolios' investment policies is set forth under "Additional Investment Policies."

     Temporary Defensive Investing. Except as otherwise stated below in the description of a particular portfolio, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each portfolio may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of portfolios investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular portfolio, each portfolio is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

     More complete descriptions of the money market instruments and certain other instruments in which the portfolios may invest and of the options, futures, currency and other derivative transactions that the portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's or Standard & Poor's is included in Appendix I in the Statement of Additional Information.

RISKS OF INVESTING IN EACH PORTFOLIO

     Certain risks of investing in each portfolio are set forth in the portfolio descriptions. If these risks materialize, an investor could lose money in the portfolio. The risks of investing in the following types of securities, as well as the definition of a non-diversified portfolio and the risks associated with such a portfolio, are more fully described below under "Risks of Investing in Certain Types of Securities."

     -    Non-Diversified Portfolios

     -    Equity Securities

     -    Fixed Income Securities

     -    Investment Grade Fixed Income Securities in the Lowest Rating Category

     -    Small and Medium Size Companies

     -    Foreign Securities

     -    Mortgage-Backed and Asset-Backed Securities


     An investment in any of the portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Portfolio Turnover. Unless otherwise noted in the description a portfolio, each portfolio anticipates that its annual portfolio turnover rate will exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio. The portfolio turnover rate of each of the Trust's portfolios may vary from year to year, as well as within a year. See also "Portfolio Turnover" in the Statement of Additional Information.

PERFORMANCE INFORMATION FOR EACH PORTFOLIO

Performance information is not provided since each portfolio commenced operations in January, 2006.

BOND INDEX TRUST A

SUBADVISER: Declaration Management & Research LLC ("Declaration")

INVESTMENT OBJECTIVE: To seek to track the performance of the Lehman Brothers Aggregate Bond Index (which represents the U.S. investment grade bond market).

INVESTMENT STRATEGIES: Invest, under normal market conditions, at least 80% of its assets in securities listed in the Lehman Brothers Aggregate Bond Index (the "Lehman Index").

     The Bond Index Trust A differs from an actively managed portfolio. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Bond Index Trust A attempts to match the performance of the Lehman Index (the "Lehman Index") by holding a representative sample of the securities that comprise the Lehman Index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, the Bond Index Trust A, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

     The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:

     -    U.S. Treasury and agency securities;

     - Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

     -    Corporate bonds, both U.S. and foreign (if dollar denominated); and

     -    Foreign government and agency securities (if dollar denominated).

     The subadviser selects securities to match, as closely as practicable, the Lehman Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

     The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

     The portfolio may purchase other types of securities that are not primary investment vehicles. This would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and

Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- Since the portfolio is not actively managed, it will generally reflect the performance of the Lehman Index even in markets when this index does not perform well.

- The following factors may cause the portfolio to deviate from the performance of the index:

     - The securities held by the portfolio may not be fully representative of the index.

     - An index portfolio has operating expenses and transactions costs while an index does not.

     - The size and timing of the portfolio's cash flows may result in the portfolio's performance being different than that of the index.

- An investment in the portfolio involves risks similar to the risks of investing directly in the fixed income securities in the Lehman Index. The risks of investing in fixed income securities are set forth under "Risks of Investing in Certain Types of Securities - Fixed Income Securities."

- The portfolio may invest in foreign bonds. The risks of investing in foreign securities are set forth under "Risks of Investing in Certain Types of Securities - Foreign Securities."

- The portfolio may invest in mortgage-backed securities. The risks of investing in mortgage-backed securities are set forth under "Risks of Investing in Certain Types of Securities - Mortgaged-Backed and Asset-Backed Securities."

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth under "Hedging and Other Strategic Transactions."

PERFORMANCE

Performance is not provided since the portfolio commenced operations in January, 2006.

SUBADVISER AND PORTFOLIO MANAGERS

          Declaration Management & Research LLC ("Declaration") is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed by an investment team overseen by:

     - James E. Shallcross (since 2006). Mr. Shallcross joined Declaration Management in 1991 and is a Senior Vice President.

     - Peter Farley (since 2006). Mr. Farley joined Declaration Management in 1996 and is a Vice President.

     The Trust's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the portfolio.

INDEX ALLOCATION TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE: Long term growth of capital. Current income is also a consideration.

     INVESTMENT STRATEGIES: The Index Allocation Trust invests in a number of the other index portfolios of the Trust as described below (the "Underlying Portfolios"). The portfolio invests approximately 70% of its assets in Underlying Portfolios which invest primarily in equity securities and approximately 30% of its assets in Underlying Portfolios which invest primarily in fixed income securities.

     The portfolios eligible for purchase by the Index Allocation Trust are the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A. The Underlying Portfolios are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Portfolio investing primarily in fixed income securities is the Bond Index Trust A. All other Underlying Portfolio invest primarily in equities securities. The Underlying Portfolios are described further below.

     Because substantially all of the securities in which the Index Allocation Trust may invest are Underlying Portfolios, the Index Allocation Trust is non-diversified for purposes of the 1940 Act.

     Variations in the target percentage allocations between the two types of Underlying Portfolios (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in fixed income securities and 30% of assets in equity securities, the Index Allocation Trust may have a fixed income/equity allocation of 20%/80% or 40%/60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, MFC Global (U.S.A.) may determine that the normal percentage limitations should be exceeded to protect the portfolio or to achieve the portfolio's objective.

The Index Allocation Trust is monitored daily. To maintain target allocations in the Underlying Portfolios, daily cash flow for the Index Allocation Trust will be directed to the Underlying Portfolio that most deviates from target. Quarterly, the subadviser may also rebalance the Index Allocation Trust's Underlying Portfolios to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Portfolio held by the Index Allocation Trust. Such adjustments may be made to increase or decrease the Index Allocation Trust's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Index Allocation Trust's assets subject to the management of a particular Underlying Portfolio subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of Index Allocation Trust will reflect both its subadviser's allocation decisions with respect to Underlying Portfolios and the investment decisions made by the Underlying Portfolios' subadvisers. The Index Allocation Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Portfolio in which it invests.

     The Index Allocation Trust purchases only NAV shares of the Underlying Portfolios.

Temporary Defensive Investing

     Although substantially all of the assets of the Index Allocation Trust will be invested in shares of the Underlying Portfolios, the Index Allocation Trust may invest up to 100% of its assets in cash or money market instruments for the purpose of:

     -    meeting redemption requests,

     -    making other anticipated cash payments, or

     - protecting the portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

     To the extent the Index Allocation Trust is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.

     The Index Allocation Trust is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

PRINCIPAL RISKS OF INVESTING IN THE INDEX ALLOCATION TRUST

The principal risks of investing in the Index Allocation Trust are:

     - To the extent the Index Allocation Trust invests in Underlying Portfolios that invest primarily in equity securities, the portfolio will be subject to the risks of investing in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities - Equity Securities.

     - To the extent the Index Allocation Trust invests in Underlying Portfolios that invest primarily in small and medium sized companies, the portfolio will be subject to the risks of investing in these companies. The risks of investing in small and medium sized companies are set forth below under "Risks of Investing in Certain Types of Securities - Small and Medium Sized Companies."

     - To the extent the Index Allocation Trust invests in Underlying Portfolios that invest primarily in fixed income securities, the portfolio will be subject to the risks of investing in fixed income securities. The risks of investing in fixed income securities, are set forth below under "Risks of Investing in Certain Types of Securities - Fixed Income Securities."

     - To the extent that Index Allocation Trust invests in Underlying Portfolios that invest in foreign securities, the portfolio will be subject to the risks of investing in foreign securities. These risks are set forth below under "Risks of Investing in Certain Types of Securities - Foreign Securities."

     - The Index Allocation Trust is a non-diversified portfolio so that it may invest substantially all of its assets in other portfolios of the Trust. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Index Allocation Trust, this risk is reduced since the Index Allocation Trust invests its assets in Underlying Portfolios which have diverse holdings. See "Risks of Investing in Certain Types of Securities - Non-Diversified Portfolios" for a complete definition of a non-diversified portfolio.


PERFORMANCE

Performance is not provided since the portfolio commenced operations in January, 2006.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages the Index Allocation Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust and other John Hancock funds for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Manager is:

     - Steve Orlich (since 2006). Mr. Orlich is Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

DESCRIPTION OF THE UNDERLYING PORTFOLIOS

     Each of the Underlying Portfolios is described below.

     Each of the Underlying Portfolios is an index portfolio. Index portfolios differ from an actively managed portfolio. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

          BOND INDEX TRUST A

          See the description of the portfolio in this prospectus.

          INTERNATIONAL EQUITY INDEX TRUST A

SUBADVISER: SSgA Funds Management, Inc. ("SSgA")

                                                                                   MARKET CAP OF INDEX AS OF
      PORTFOLIO          INVESTMENT OBJECTIVE          INVESTMENT STRATEGY*            DECEMBER 31, 2005
--------------------   -----------------------   -------------------------------   -------------------------
International Equity   To seek to track the      Invests, under normal market      $___ million to $____
Index Trust A          performance of a          conditions, at least 80% of its   billion
                       broad-based equity        assets in securities listed in
                       index of foreign          the Morgan Stanley Capital
                       companies primarily in    International All Country World
                       developed countries       Excluding U.S. Index
                       and, to a lesser
                       extent, in emerging
                       market countries.

* "MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The International Equity Index Trust is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in the portfolios.

          SMALL CAP INDEX TRUST
          MID CAP INDEX TRUST

          500 INDEX TRUST

     SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

                                                                                   MARKET CAP OF INDEX AS OF
      PORTFOLIO          INVESTMENT OBJECTIVE          INVESTMENT STRATEGY*            DECEMBER 31, 2005
--------------------   -----------------------   -------------------------------   -------------------------
Small Cap Index        To seek to approximate    Invests, under normal market      $___ million to $____
                       the aggregate total       conditions, at least 80% of its   billion
                       return of a small cap     net assets (plus any borrowings
                       U.S. domestic equity      for investment purposes) in (a)
                       market index              the common stocks that are
                                                 included in the Russell 2000
                                                 Index and (b) securities (which
                                                 may or may not be included in
                                                 the Russell 2000 Index) that
                                                 MFC Global (U.S.A.) believes as
                                                 a group will behave in a manner
                                                 similar to the index.

Mid Cap Index          To seek to approximate    Invests, under normal market      $___ million to $____
                       the aggregate total       conditions, at least 80% of its   billion
                       return of a mid cap       net assets (plus any borrowings
                       U.S. domestic equity      for investment purposes) in (a)
                       market index              the common stocks that are
                                                 included in the S&P 400 Index
                                                 and (b) securities (which may
                                                 or may not be included in the
                                                 S&P 400 Index) that MFC Global
                                                 (U.S.A.) believes as a group
                                                 will behave in a manner similar
                                                 to the index.

500 Index              To seek to approximate    Invests, under normal market      $___ million to $____
                       the aggregate total       conditions, at least 80% of its   billion
                       return of a broad U.S.    net assets (plus any borrowings
                       domestic equity market    for investment purposes) in (a)
                       index                     the common stocks that are
                                                 included in the S&P 500 Index
                                                 and (b) securities (which may
                                                 or may not be included in the
                                                 S&P 500 Index) that MFC Global
                                                 (U.S.A.) believes as a group
                                                 will behave in a manner similar
                                                 to the index.

* "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

ANNUAL EXPENSES OF EACH PORTFOLIO
(as a percentage of portfolio average net assets for the fiscal year ended December 31, 2005)

     The table below describes the fees and expenses for the NAV shares of each class of shares of each Underlying Portfolio (except the Bond Index Trust A which is set forth above under "Bond Index Trust A"). The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the portfolios as its underlying investment medium and would be higher if they did. In the case of variable insurance contracts, such fees and expenses are listed in the prospectus for the variable insurance contract. None of the portfolios charge a sales load or surrender fee although these fees may be imposed by the variable insurance contract or the qualified plan.

[TO BE UPDATED BASED ON DECEMBER 31, 2005 INFORMATION]

NAV SHARES

                                                                      TOTAL TRUST ANNUAL
TRUST PORTFOLIO                    MANAGEMENT FEES   OTHER EXPENSES        EXPENSES
---------------                    ---------------   --------------   ------------------
International Equity Index Trust
A                                       0.55%           0.06%(A)             0.61%
500 Index Trust                         0.46%           0.05%                0.51%
Mid Cap Index Trust                     0.49%           0.03%                0.52%
Small Cap Index Trust                   0.49%           0.03%                0.52%

(A)  Based on estimates for the current fiscal year.

FEES AND EXPENSES OF THE INDEX ALLOCATION TRUST AND THE BOND INDEX TRUST A

          The table below describes the fees and expenses for each class of shares of each portfolio of the Trust offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium and would be higher if they did. In the case of variable insurance contracts, such fees and expenses are listed in the prospectus for the variable insurance contract. None of the portfolios charge a sales load or surrender fee although these fees may be imposed by the variable insurance contract or the qualified plan.

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2005)

Index Allocation Trust

                                                   NAV   SERIES I   SERIES II   SERIES III
                                                  ----   --------   ---------   ----------
Management Fee                                    0.05%    0.05%      0.05%         0.05%
Rule 12b-1 Fee                                    0.00%    0.05%      0.25%         0.40%
Other Expenses(B)                                 0.03%    0.03%      0.03%      (D)0.06%
Total Portfolios Operating Expenses               0.08%    0.13%      0.33%         0.51%
Contractual Expense Reimbursement (at least
   until February 1, 2007) (A)                    0.05%    0.05%      0.05%         0.05%
Net Portfolio Operating Expenses                  0.03%    0.08%      0.28%         0.46%

Estimated Underlying Portfolio Expenses(C)        0.53%    0.53%      0.53%         0.53%
Net Portfolio Operating Expenses and Underlying
   Portfolio Expenses                             0.56%    0.61%      0.81%         0.99%

(A) The Adviser has contractually agreed to waive the advisory fee until February 1, 2007. This advisory fee waiver may be terminated any time after February 1, 2007.

(B)  Based on estimates for the current fiscal year.

(C) The shareholders of the Index Allocation Trust bear indirectly the expenses of the NAV shares of the underlying portfolios in which the Index Allocation Trust invests. Estimated underlying portfolio expenses assume the following allocation of the Index Allocation Trust's assets among the underlying portfolios: 500 Index Trust, 35%; Mid Cap Index Trust, 10;, Small Cap Index Trust, 10%; International Equity Index Trust A, 15%; and Bond Index Trust A, 30% . This allocation may change over time and the underlying portfolios expenses will vary with changes in these allocations and changes in underlying portfolio expenses. For the estimated expense ratio of each of the underlying portfolios in which the Index Allocation Trust may invest, see "Description of the Underlying Portfolios."

(D) The Adviser has voluntarily agreed to reimburse certain "Other Expenses" of Series III shares. This voluntary expense reimbursement may be terminated at any time. The expenses reflected in the table above are absent such reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.03% and 0.96%.

Bond Index Trust A

                                       NAV   SERIES I   SERIES II   SERIES III
                                      ----   --------   ---------   ----------
Management Fee                        0.47%    0.47%      0.47%         0.47%
Rule 12b-1 Fee                        0.00%    0.05%      0.25%         0.40%
Other Expenses(A)                     0.05%    0.05%      0.05%      (B)0.08%
Total Portfolios Operating Expenses   0.52%    0.57%      0.77%         0.95%

(A)  Based on estimates for the current fiscal year.

(B) The Adviser has voluntarily agreed to reimburse certain "Other Expenses" of Series III shares. This voluntary expense reimbursement may be terminated at any time. The expenses reflected in the table above are absent reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.05% and 0.92%.

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

The Example is intended to help an investor compare the cost of investing in each portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that the portfolio's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract or qualified plan that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

NAV SHARES

TRUST PORTFOLIO          1 YEAR   3 YEAR
---------------          ------   ------
Index Allocation Trust     $57     $179
Bond Index Trust A          53      167

SERIES I SHARES

TRUST PORTFOLIO          1 YEAR   3 YEAR
---------------          ------   ------
Index Allocation Trust     $62     $195
Bond Index Trust A          58      183

SERIES II SHARES

TRUST PORTFOLIO          1 YEAR   3 YEAR
---------------          ------   ------
Index Allocation Trust     $83     $259
Bond Index Trust A          79      246

SERIES III SHARES

TRUST PORTFOLIO          1 YEAR   3 YEAR
---------------          ------   ------
Index Allocation Trust    $101     $315
Bond Index Trust A          97      303

                          ADDITIONAL INFORMATION ABOUT
                           THE PORTFOLIOS' INVESTMENTS

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

NON-DIVERSIFIED PORTFOLIOS

     Definition of Non-Diversified. Any portfolio that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the portfolio's own investment restrictions and the diversification requirements of the Internal Revenue Code (the "Code"). In contrast, a diversified portfolio may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

EQUITY SECURITIES

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED INCOME SECURITIES

     Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

     Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY

     Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money.

- Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the portfolio and not the purchase of shares of the portfolio.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the portfolio's mortgage-backed securities will result in an unforeseen loss of interest income to the portfolio as the portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if the portfolio purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the portfolio.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. Mortgage-backed securities include collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, portfolio may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

                                   ----------

     Additional risks of investing in the types of securities mentioned above are contained in the Statement of Additional Information.

ADDITIONAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, each of the Underlying Portfolios (including the Bond Index Trust A) may use the following investment strategies and purchase the following types of securities. The Index Allocation Trust may also enter directly into repurchase agreements and purchase U.S. Government Securities.

LENDING OF PORTFOLIO SECURITIES

     Each portfolio may lend its securities so long as such loans do not represent more than 33 1/3% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

     In order to help ensure the availability of suitable securities, each portfolio may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

U.S. GOVERNMENT SECURITIES

     Each portfolio may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

REPURCHASE AGREEMENTS

     Each portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon.

REVERSE REPURCHASE AGREEMENTS

     Each portfolio of the Trust may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

FOREIGN REPURCHASE AGREEMENTS

     Each portfolio may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

MORTGAGE DOLLAR ROLLS

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

     At the time a portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     A portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

WARRANTS

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

     Each portfolio is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. A portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

SHORT SALES

     Each portfolio may make short sales of securities. This means a portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The portfolio generally borrows the security to deliver to the buyer in a short sale. The portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security. Certain of the portfolios may also make short sales "against the box." In a short sale against the box, at the time of sale, the portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until a portfolio closes its short position or replaces a borrowed security, the portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

LOAN PARTICIPATIONS

     Each portfolio may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a portfolio purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

                                   ----------

     These investment strategies and securities are described further in the Statement of Additional Information.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     Each of the Underlying Portfolios (including the Bond Index Trust A) is authorized to use a variety of hedging and other strategic transactions. The Index Allocation Trust is not authorized to use these strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

     - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

     -    financial futures contracts (including stock index futures),

     -    interest rate transactions*, and

     -    currency transactions**

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions."

* A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

** A portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Hedging and Other Strategic Transactions may be used for the following purposes:

     - to attempt to protect against possible changes in the market value of securities held or to be purchased by a portfolio resulting from securities markets or currency exchange rate fluctuations,

     - to protect a portfolio's unrealized gains in the value of its securities,

     - to facilitate the sale of a portfolio's securities for investment purposes,

     - to manage the effective maturity or duration of a portfolio's securities or

     - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market.

     - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of a portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a portfolio's securities. If a transaction is not successful, it could result in a loss to the portfolio. These transactions may also increase the volatility of a portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a portfolio's's initial investment in such contracts. In addition, these transactions could result in a loss to the portfolio if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

                             MANAGEMENT OF THE TRUST

ADVISORY ARRANGEMENTS

     John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Trust. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates Subadvisers to manage the investment and reinvestment of the assets of all portfolios of the Trust. The Adviser does not itself manage any of the Trust portfolio assets but has ultimate responsibility to oversee the Subadvisers. In this connection, the Adviser (i) monitors the compliance of the Subadvisers with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the Subadvisers and (iii) reports periodically on such performance to the Trustees of the Trust.

     The Trust has received an order from the SEC permitting the Adviser, subject to approval by the Trustees of the Trust, to appoint a Subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Trust is able from time to time to change Subadvisers or the fees paid to Subadvisers from time to time without the expense and delays associated with holding a shareholders' meeting. This order does not, however, permit the Adviser to appoint a Subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

     As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio listed below is stated as an annual percentage of the current value of the net assets of the portfolio. The fee, which is accrued daily and payable daily, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

     The following table presents a schedule of the management fees the Bond Index Trust A and the Index Allocation Trust currently is obligated to pay the Adviser as a percentage of average annual net assets.

                         ALL ASSET LEVELS
                         ----------------
Bond Index Trust A             0.47%
Index Allocation Trust         0.05%

Expense Reimbursements and Fee Waivers.

Advisory Fee Waiver for the Index Allocation Trust. The Adviser had contractually agreed to waive the advisory fee until February 1, 2007. The advisory fee waiver may be terminated any time after February 1, 2007.

Advisory Fee Waiver for the Bond Index Trust A. Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain portfolios of the Trust (the "Participating Portfolios") or otherwise reimburse the expenses of those portfolios as set forth below (the "Reimbursement"). The Reimbursement shall apply to the Bond Index Trust A but not to the Index Allocation Trust.

          The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

Expense Limit for the Index Allocation Trust. Advisory fees are reduced or the Adviser reimburses the Trust if the total of all expenses (excluding the expenses of the Underlying Portfolios, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to the Index Allocation Trust exceed, on an annualized basis, 0.075%of the average annual net assets of the portfolio.

     The expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. The voluntary expense reimbursement may be terminated any time.

Expense Limit for the Bond Index Trust A. Advisory fees are reduced or the Adviser reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to the Bond Index Trust A exceed, on an annualized basis, 0.075% of the average annual net assets of the portfolio.

     The expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. The voluntary expense reimbursement may be terminated any time.

Series III Shares. The Adviser has voluntarily agreed to reduce its advisory fee for Series III shares of a portfolio of the Trust in an amount equal to the amount of transfer agency fees and blue sky fees for Series III shares of the portfolio accrued for the time period for which the advisory fee is paid and, if necessary, to remit to that class of the portfolio an amount necessary to pay such expenses. This voluntary expense reimbursement may be terminated at any time by the Adviser.

SUBADVISORY ARRANGEMENTS

     Under the terms of each of the Subadvisory Agreements, the Subadviser manages the assets of the assigned portfolios, subject to the supervision of the Adviser and the Trustees of the Trust. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. Each Subadviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.


                               MULTICLASS PRICING

MULTIPLE CLASSES OF SHARES

     The Trust may issue five classes of shares, NAV Shares, Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares), Series III (also referred to as "Class R shares") and Series IIIA shares (for the Lifestyle Trusts only). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights.

     Series III Shares. Only certain "Qualified Plans" and certain permitted entities may invest in Series III shares. For this purpose, a "Qualified Plan" includes: (i) a plan described in Section 401(a) of the Code; (ii) an annuity plan described in 403(a) of the Code; (iii) an annuity contract described in
Section 403(b) of the Code, including a custodial account described in Section 403(b)(7) of the Code; (iv) an individual retirement account described in
Section 408(a) of the Code; (v) an individual retirement annuity described in
Section 408(b) of the Code; (vi) a governmental plan within the meaning of
Section 414(d) of the Code; (vii) an eligible deferred compensation plan described in Section 457(b) of the Code; (viii) a simplified employee pension described in Section 408(k) of the Code; (ix) a plan described in Section 501(c)(18) of the Code; and (x) any other trust, plan, account, contract, or annuity that the Internal Revenue Service has determined to be within the scope of Section 1.817-5(f)(3)(iii) of the Income Tax Regulations.

RULE 12B-1 PLANS OF EACH CLASS

     NAV shares are not subject to a Rule 12b-1 fee.

     Series I shares of each portfolio are subject to a Rule 12b-1 fee of .05% of Series I share average daily net assets.

     Series II shares of each portfolio are subject to a Rule 12b-1 fee of up to ..25% of Series II share average daily net assets.

     Series III shares of each portfolio are subject to a Rule 12b-1 fee of up to .40% of Series III share average daily net assets.

     Rule 12b-1 fees will be paid to the Trust's Distributor, John Hancock Distributors, LLC (formerly, Manulife Financial Securities LLC), or any successor thereto.

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          (i) for any expenses relating to the distribution of the shares of the class,

          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

          (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

     Rule 12b-1 fees are paid out of a portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

                               GENERAL INFORMATION

TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

     The Trust intends to take the steps necessary to qualify each portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each portfolio will so qualify. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f) and Rev. Rule 81-225 (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

     - would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

     - the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

FOREIGN INVESTMENTS

     Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a portfolio of the Trust.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO THE TRUST

     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

                                   ----------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

DIVIDENDS

     The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. Dividends from the net investment income and the net capital gain, if any, for each portfolio in this prospectus.

PURCHASE AND REDEMPTION OF SHARES

     Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of each portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

     - trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

     - an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

     - the SEC by order so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

     The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

          (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

          (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

          (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset values per share of all portfolios described in this prospectus are computed by:

          (i) adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds,

          (ii) subtracting all its liabilities, and

          (iii) dividing the result by the total number of shares outstanding of that portfolio at such time.

     Valuation of Securities. Securities held by each of the portfolios described in this prospectus, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

     Shares of the Underlying Portfolios held by the Index Allocation Trust are valued at their net asset value.

DISRUPTIVE SHORT TERM TRADING

     None of the Trust's portfolios are designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading"). An investor should invest in the Trust's portfolios for long-term investment purposes only.

          The Trust seeks to deter and prevent Disruptive Short-Term Trading through several methods:

First, to the extent that there is a delay between a change in the value of a portfolio's holdings, and the time when that change is reflected in the net asset value of the portfolio's shares, the portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net assets values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometime referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in the Trust's portfolios. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

     Second, the Trust will seek to monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of Disruptive Short-Term Trading in any separate account of an insurance company that uses the Trust as its underlying investment vehicle, the Trust will request that the insurance company take appropriate action to ensure that the Disruptive Short-Term Trading ceases. If the Disruptive Short-Term Trading continues, the Trust will request that the insurance company impose restrictions on such trading. There can be no assurance that the insurance company will comply with the Trust's request. The Trust will cooperate with efforts by the insurance companies to limit excessive transfers in the Trust's portfolios by contract holders in their insurance products.

     Third, Series III and Series IIIA shares of the Trust are sold directly to qualified retirement plans and the Trust restricts transfers to two per month per account for these shares. (For purposes of this restriction, all transfers made during the period from the opening of trading each day the net asset value of the shares are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Shareholders may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the assets in an account are transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio of the Trust may be made. This restriction is applied uniformly to all participants in qualified retirement plans.

     Investors in the Trust should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that restrictions may vary among insurance companies and by insurance product. Investors should also note that by their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of portfolio shares by multiple investors are aggregated for presentation to a portfolio on a net basis make it more difficult for the Trust to identify short-term transactions in a portfolio and the investor who is effecting the transaction. Therefore, no assurance can be given that the Trust will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target portfolios with the following types of investments:

     1. portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value.

     2. portfolios with significant investments in high yield securities that are infrequently traded.

     3. Portfolios with significant investments in small cap securities.

Neither the Bond Index Trust A or the Index Allocation Trust have significant investments in these types of securities.

Market timers may also target portfolios with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF TRUST PORTFOLIO HOLDINGS

     The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

     The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

 http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

PURCHASERS OF SHARES OF THE TRUST

     Shares of the Trust may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts, to certain qualified pension and retirement plans ("Qualified Plans") and to the Lifestyle Trusts (a fund of funds which invests in Trust portfolios). Due to differences in tax treatments and other considerations, the interests of various contract owners participating in the Trust and the interests of Qualified Plans investing the Trust may conflict. The Board of Trustees of the Trust will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

ADDITIONAL INFORMATION

     Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. The Trust's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

     Additional information about the Trust is also contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus. The annual and semi-annual reports, the Statement of Additional Information and other information about the Trust are available upon request and without charge by writing the Trust at 601 Congress Street, Boston, MA 02210 or calling the Trust at (800) 344-1029.

Shareholder inquiries should also be directed to this address and phone number. In addition, the Trust's annual and semi-annual reports and Statement of Additional Information are available without charge through the following website: www.johnhancockannuities.com

     Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-942-8090. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549-0102.

                                     PART B

                       Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                               JOHN HANCOCK TRUST
                   (formerly, Manufacturers Investment Trust)
                                  (the "Trust")

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectuses dated January ___, 2006 relating to the portfolios of the Trust listed below, which may be obtained from the Trust, 601 Congress Street, Boston, Massachusetts, 02210.

FUND OF FUND PORTFOLIOS
Index Allocation Trust

INDEX PORTFOLIOS
Bond Index Trust A

    The date of this Statement of Additional Information is January ___, 2005

                                TABLE OF CONTENTS

INVESTMENT POLICIES
      Money Market Instruments
      U.S. Government and Government Agency Obligations
      Canadian and Provincial Government and Crown Agency Obligations
      Certificates of Deposit and Bankers' Acceptances
      Commercial Paper
      Corporate Obligations
      Repurchase Agreements
      Foreign Repurchase Agreements
      Other Instruments
      Warrants
      Reverse Repurchase Agreements
      Mortgage Securities
      Asset-Backed Securities
      Zero Coupon Securities, Deferred Interest Bond and Pay-in-Kind Bonds
      Loans and Other Direct Debt Instruments
      Brady Bonds
      Sovereign Debt Obligations
      Indexed Securities Hybrid Instruments
      ADRs, EDRs and GDRs
      Variable and Floating Rate Obligations
      Exchange Traded Funds
      Additional Investment Policies
      Lending Securities
      When-Issued Securities ("Forward Commitments")
      Mortgage Dollar Rolls
      Illiquid Securities
      Short Sales
      Investment In Other Investment Companies
      Loan Participations and Assignments

RISK FACTORS
   High Yield (High Risk) Securities
   Foreign Securities

HEDGING AND OTHER STRATEGIC TRANSACTIONS
   General Characteristics of Options
   General Characteristics of Futures Contracts and Options on Futures
      Contracts
   Stock Index Futures
   Options on Securities Indices and Other Financial Indices
   Yield Curve Options
   Currency Transactions
   Combined Transactions
   Swaps, Caps, Floors and Collars
   Eurodollar Instruments
   Risk Factors Risks of Hedging and Other Strategic Transactions Outside
      the United States
   Use of Segregated and Other Special Accounts
   Other Limitations

INVESTMENT RESTRICTIONS
   Fundamental
   Nonfundamental
   Additional Investment Restrictions

PORTFOLIO TURNOVER

MANAGEMENT OF THE TRUST
   Duties and Compensation of Trustees
   Trustee Ownership of Trust Portfolios

INVESTMENT MANAGEMENT ARRANGEMENTS
   The Advisory Agreement
   The Subadvisory Agreements
   Information Applicable to Both the Advisory Agreement and the
      Subadvisory Agreements
   Business Arrangement between the Adviser and Grantham, Mayo, Van
      Otterloo & Co. LLC ("GMO")

DISTRIBUTOR; RULE 12B-1 PLANS
PORTFOLIO BROKERAGE
PURCHASE AND REDEMPTION OF SHARES
DETERMINATION OF NET ASSET VALUE
PROCEDURES REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
SHAREHOLDERS OF THE TRUST
HISTORY OF THE TRUST
ORGANIZATION OF THE TRUST
ADDITIONAL INFORMATION CONCERNING TAXES
REPORTS TO SHAREHOLDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
CUSTODIAN
CODE OF ETHICS
PROXY VOTING POLICIES
APPENDIX I - Debt Security Ratings
APPENDIX II Standard & Poor's Corporation Disclaimers
APPENDIX III - Information Regarding Portfolio Managers of the Trust
   Portfolios
   MFC Global Investment Management (U.S.A.) Limited
      Applicable to Index Allocation Trust
   Declaration Management & Research LLC
      Applicable to the Bond Index Trust A

APPENDIX IV - PROXY VOTING POLICIES

   John Hancock Trust (applicable to all Portfolios)
   MFC Global Investment Management (U.S.A.) Limited
      Applicable to Index Allocation Trust
   Declaration Management & Research LLC
      Applicable to the Bond Index Trust A

                               INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, each of the Underlying Portfolios (including the Bond Index Trust A) may use the following investment strategies and purchase the following types of securities. In addition, the Index Allocation Trust may purchase money market instruments, CDs and bankers acceptances, commercial paper and enter into repurchase agreements.

MONEY MARKET INSTRUMENTS

          1. U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

               U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

               GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association which guarantee is supported by the full faith and credit of the U.S. government.

               U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

          -    Student Loan Marketing Association,

          -    Federal Home Loan Banks,

          -    Federal Intermediate Credit Banks and

          -    the Federal National Mortgage Association.

               U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

     Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

          No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

          2. CANADIAN AND PROVINCIAL GOVERNMENT AND CROWN AGENCY OBLIGATIONS

               Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

               Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

          -    Export Development Corporation,


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          -    Farm Credit Corporation,

          -    Federal Business Development Bank, and

          -    Canada Post Corporation.

          In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

               Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

               Provincial Crown Agency Obligations. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

          -    provincial railway corporation,

          -    provincial hydroelectric or power commission or authority,

          -    provincial municipal financing corporation or agency, and

          -    provincial telephone commission or authority.

          3. CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

               Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

               Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

          All portfolios of the Trust may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

          4. COMMERCIAL PAPER

          Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

               Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and


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borrower, it is not generally contemplated that such instruments will be traded.
There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

          A portfolio will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the portfolio. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a portfolio's net asset value is determined. The net asset value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

          5. CORPORATE OBLIGATIONS

          Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

          6. REPURCHASE AGREEMENTS

          Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

          Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

          The Subadvisers, on behalf of the portfolios they advise, shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

          -    Federal Reserve System member bank,

          - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

          - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The Subadvisers will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

          The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited.

          7. FOREIGN REPURCHASE AGREEMENTS

          Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a portfolio may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the portfolio may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the portfolio is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging


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market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

OTHER INSTRUMENTS

          The following discussion provides an explanation of some of the other instruments in which certain portfolios (as indicated) may invest.

          1. WARRANTS

Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

          2. REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, a portfolio sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share. Each portfolio will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

          3. MORTGAGE SECURITIES

               Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a portfolio which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a portfolio reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

          In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a portfolio purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a portfolio purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

               Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

          - one-year, three-year and five-year constant maturity Treasury Bill rates,

          -    three-month or six-month Treasury Bill rates,

          -    11th District Federal Home Loan Bank Cost of Funds,

          -    National Median Cost of Funds, or

          - one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.


                                       7

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          During periods of increasing rates, a portfolio will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a portfolio would likely decrease. During periods of declining interest rates, income to a portfolio derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

               Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

          -    mortgage bankers,

          -    commercial banks,

          -    investment banks,

          -    savings and loan associations, and

          -    special purpose subsidiaries of the foregoing.

          Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the Government National Mortgage Association
(GNMA) or Federal Home Loan Mortgage Corporation (FHLMC), such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A portfolio which invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

               Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMO's also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

          CMOs purchased by a portfolio may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.


                                       8

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               STRIPS. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

               Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the portfolios invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a portfolio's net assets. See " Other Investment Policies. - Illiquid Securities".

          Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

          As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and Statement of Additional Information, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Trust believes that investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, will contribute to a portfolio's relatively stable net asset value.

          In addition to the stripped mortgage securities described above, each of the Strategic Bond, High Yield Trust and Value Trust may invest in similar securities such as Super principal only and Levered interest only which are more volatile than POs and IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks associated with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the portfolio.

          Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio.

               Inverse Floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the portfolio invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a portfolio's net assets. See "Other Investment Policies - Illiquid Securities".

          Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.


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          Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described below under "Asset-Backed Securities."

          4. ASSET-BACKED SECURITIES

          The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

          Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the portfolio must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a portfolio's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A portfolio will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's (in the case of the Strategic Bond Trust BBB or better by S&P or Baa or better by Moody's) or that the Subadviser believes are of comparable quality.

          As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

               Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

          -    liquidity protection, and

          -    default protection

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

          Some examples of credit support include:

          - "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class),

          - creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and

          - "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).


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

          The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

          The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

          5. ZERO COUPON SECURITIES, DEFERRED INTEREST BONDS AND PAY-IN-KIND
BONDS

          Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The portfolios also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

          Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

               Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

               Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

          6. LOANS AND OTHER DIRECT DEBT INSTRUMENTS

          Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a portfolio supply additional cash to a borrower on demand.

          7. BRADY BONDS

          Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas
F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the portfolios may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

          Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

          - the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds),

          - bonds issued at a discount from face value (generally known as discount bonds),

          -    bonds bearing an interest rate which increases over time, and

          - bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the portfolios will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

          Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

          The portfolios may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

          Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the portfolios invest are likely to be acquired at a discount.

          8. SOVEREIGN DEBT OBLIGATIONS

          Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

          9. INDEXED SECURITIES

          Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

          Currency indexed securities typically are short term to intermediate term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

          The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

          10. HYBRID INSTRUMENTS

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

               Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

          - prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "Underlying Assets") or

          - an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks").

          Hybrid Instruments may take a variety of forms, including, but not limited to:

          - debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time,

          - preferred stock with dividend rates determined by reference to the value of a currency, or

          - convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

          One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

          The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the portfolio may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. See " Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

               Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the portfolio would have to consider and monitor.

               Lack of US Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

          The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the net asset value of a portfolio.

          11. ADRS, EDRS AND GDRS

Securities of foreign issuers may include American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADRs," "EDRs" and "GDRs," respectively). Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities.

Securities of foreign issuers also include EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

          12. VARIABLE AND FLOATING RATE OBLIGATIONS

Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bill or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

          13. EXCHANGE TRADED FUNDS

Exchange traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICES

          The following provides a more detailed explanation of some of the investment policies of the portfolios.

1. LENDING SECURITIES

A portfolio may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such portfolio's total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending portfolio collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

The Trust anticipates that securities will be loaned only under the following conditions:

(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;

(2) the loan must be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and

(3) the portfolio making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

2. WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

Purchasing securities on a when-issued or forward delivery basis means that the obligations will be delivered to the portfolio at a future date, which may be one month or longer after the date of the commitment ("forward commitments"). Except as may be imposed by these factors, there is no limit on the percent of a portfolio's total assets that may be committed to such transactions.

Under normal circumstances, a portfolio purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the portfolio may, if deemed advisable, sell the securities before the settlement date. In general, a portfolio does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The portfolio does, however, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time of delivery, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a portfolio's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the portfolio may purchase when-issued or forward delivery securities.

3. MORTGAGE DOLLAR ROLLS

Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the portfolio forgoes principal and interest paid on the mortgage-backed securities. A portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A portfolio may also be compensated by receipt of a commitment fee. A portfolio may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which the portfolio maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the mortgage dollar roll transaction as described above.

4. ILLIQUID SECURITIES

Each portfolio may not invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a portfolio may be forced to sell them at a discount from the last offer price.

Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 15% limitations on illiquid securities. The Subadvisers decide, subject to the Trustees' oversight, whether securities sold according to Rule 144A are readily marketable for purposes of the Trust's investment restriction. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the portfolios for which they are responsible. To the extent that Rule 144A securities held by a portfolio should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the portfolio could be adversely affected.

5. SHORT SALES

A portfoliomay make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

A portfolio may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, the portfolio must borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the portfolio replaces a borrowed security, the portfolio will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaced the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the portfolio may be required to pay in connection with a short sale.

6. INVESTMENT IN OTHER INVESTMENT COMPANIES

A portfolio may invest in shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded over-the-counter or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a portfolio can invest in securities of other investment companies is limited by federal securities laws.

7. LOAN PARTICIPATIONS AND ASSIGNMENTS

A portfolio may invest in loan participation or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a portfolio generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a portfolio purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a portfolio could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a portfolio could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The portfolios anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

                                  RISK FACTORS

FOREIGN SECURITIES

The following discussion supplements the disclosure regarding the risks of investing in foreign securities in the Prospectus.

Different Accounting and Reporting Requirements. There may be less publicly available information about a foreign issuer than a domestic issuer. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements. These requirements are generally less extensive than the requirements in the U.S.

Liquidity. Foreign stock markets (other than Japan) have substantially less volume than the U.S. exchanges. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.

Less Government Regulation. Foreign exchanges, broker-dealers and issuers frequently have less governmental regulation than comparable entities in the United States. In addition, brokerage costs for foreign issuers may be higher than those for U.S. issuers.

Political Instability; Nationalization. Investments in foreign companies may be subject to the possibility of:

          -    nationalization of the foreign company,

          -    withholding of dividends at the source,

          -    expropriation or confiscatory taxation,

          -    currency blockage,

          -    political or economic instability, and/or

          - diplomatic developments that could adversely affect the value of those investments.

Clearance and Settlement Procedures. Foreign markets, especially emerging markets, may have different clearance and settlement procedures. In certain emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned on these assets. The inability of a portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a portfolio due to subsequent declines in value of the portfolio securities or, if the portfolio has entered into a contract to sell the security, possible liability to the purchaser.

Enforcement of Judgment in the Case of Default. In the event of a default on any foreign obligation, it may be difficult for the investing portfolios to obtain or to enforce a judgment against the foreign issuer.

                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

          The following discussion supplements "Hedging and Other Strategic Transactions" set forth in the Prospectus of the Trust.

          As described in the Prospectus, each of the Underlying Portfolios (including the Bond Index Trust A) is authorized to use a variety of hedging and other strategic transactions. The Index Allocation Trust is not authorized to use these strategies.

          Strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the portfolios (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market.

          A detailed discussion of Hedging and Other Strategic Transactions follows. No portfolio that is authorized to use any of these investment strategies will be obligated to pursue any of the strategies and no portfolio makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a portfolio's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

GENERAL CHARACTERISTICS OF OPTIONS

          Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

          Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A portfolio's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the portfolio the right to sell the instrument at the option exercise price.

          If and to the extent authorized to do so, a portfolio may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A portfolio will not sell put options if, as a result, more than 50% of the portfolio's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

               Risk of Selling Put Options. In selling put options, a portfolio faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

          Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A portfolio's purchase of a call option on an underlying instrument might be intended to protect the portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

               Partial Hedge or Income to the Portfolio. If a portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the portfolio or will increase the portfolio's income. Similarly, the sale of put options can also provide portfolio gains.

               Covering of Options. All call options sold by a portfolio must be "covered" (that is, the portfolio must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

               Risk of Selling Call Options. Even though a portfolio will receive the option premium to help protect it against loss, a call option sold by the portfolio will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

          Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

          OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

          A portfolio's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

          -    insufficient trading interest in certain options,

          -    restrictions on transactions imposed by an exchange,

          - trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,

          -    interruption of the normal operations of the OCC or an exchange,

          - inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or

          - a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

          The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

          OTC Options. Over-the-counter ("OTC") options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any portfolio authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

          Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A portfolio will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a portfolio and the amount of the portfolio's obligation pursuant to an OTC option sold by the portfolio (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

          Types of Options That May Be Purchased. If and to the extent authorized to do so, a portfolio may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

          Each portfolio reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the portfolio's investment objective and the restrictions set forth herein.

GENERAL CHARACTERISTICS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

          If and to the extent authorized to do so, a portfolio may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

          - as a hedge against anticipated interest rate, currency or market changes,

          -    for duration management,

          -    for risk management purposes,

          -    to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

          Use Will Be Consistent with Applicable Regulatory Requirements. A portfolio's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

          Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a portfolio. If a portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

          Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

          Value of Futures Contracts Sold by a Portfolio. The value of all futures contracts sold by a portfolio (adjusted for the historical volatility relationship between such portfolio and the contracts) will not exceed the total market value of the portfolio's securities.

STOCK INDEX FUTURES

          Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:

          - In connection with a portfolio's investment in common stocks, a portfolio may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

          - A portfolio may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the portfolio's pending investment in such stocks when they do become available.

          - Through the use of Index Futures, a portfolio may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a portfolio to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a portfolio.

          - A portfolio may also invest in Index Futures in order to hedge its equity positions.

Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate portfolio management purposes including gaining exposure to a particular securities market. None of the portfolios will act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES

          A portfolio may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the portfolio can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

          Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

YIELD CURVE OPTIONS

          A portfolio may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contract to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

          Yield curve options may be used for the same purposes as other options on securities. Specifically, a portfolio may purchase or write such options for hedging purposes. For example, a portfolio may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The portfolio may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the portfolio will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a portfolio will be "covered." A call (or put) option is covered if the portfolio holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the portfolio's net liability under the two options. Therefore, a portfolio's liability for such a covered option is generally limited to the difference between the amount of the portfolio's liability under the option written by the portfolio less the value of the option held by the portfolio. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

CURRENCY TRANSACTIONS

          A portfolio may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

          -    forward currency contracts,

          -    exchange-listed currency futures contracts and options thereon,

          -    exchange-listed and OTC options on currencies, and

          -    currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." A portfolio may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

          A portfolio's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.

          Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a portfolio, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

          Position Hedging. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

          Cross Hedging. A portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the portfolio has or in which the portfolio expects to have exposure.

          Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a portfolio's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a portfolio's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the portfolio's securities denominated in linked currencies.

          Risk of Currency Transactions. Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If a portfolio enters into a currency hedging transaction, the portfolio will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

COMBINED TRANSACTIONS

          A portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a portfolio will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the portfolio's objective.

SWAPS, CAPS, FLOORS AND COLLARS

          Among the Hedging and Other Strategic Transactions into which a portfolio may be authorized to enter are (a) interest rate, currency and index swaps and (b) the purchase or sale of related caps, floors and collars and other derivatives. A portfolio will enter into these transactions primarily:

          - to preserve a return or spread on a particular investment or portion of its portfolio,

          -    to protect against currency fluctuations,

          - to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date, or

          -    as a duration management technique.

A portfolio will use these transactions primarily for hedging purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay.

     Swaps are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the portfolio than if the portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

     For purposes of applying each portfolio's investment policies and restrictions, swap agreements are generally valued by the portfolio at market value. In the case of a credit default swap sold by a portfolio (i.e., where the portfolio is selling credit default protection), however, the portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the portfolios for purposes of applying investment policies and restriction may differ from the manner in which those investment are valued by other types of investors.

          Interest Rate Swaps. Interest rate swaps involve the exchange by a portfolio with another party of respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

          Currency Swaps. A currency swap is an agreement to exchange cash flows on a stated amount based on changes in the values of the reference indices.

          Caps. The purchase of a cap entitles the purchaser to receive payments on a stated principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate.

          Floors. The purchase of a floor entitles the purchaser to receive payments on a stated principal amount from the party selling the floor to the extent that a specific index falls below a predetermined interest rate or amount.

          Interest Rate Floors. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a stated principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount.

          Collar. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

          1940 Act Considerations. A portfolio will usually enter into interest rate swaps on a net basis. A net basis means that the two payment streams are netted out in a cash settlement on the payment date(s) specified in the instrument, with the portfolio receiving (or paying, if applicable) only the net amount of the two payments. Obligations under swap agreements covered with sufficient segregated assets will not be construed to be "senior securities" for purposes of the portfolio's investment restriction concerning senior securities.

          Counterparties to these Transactions. A portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by the Subadviser. If a counterparty defaults, a portfolio may have contractual remedies pursuant to the agreements related to the transaction.

          Liquidity. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are generally less liquid than swaps.

          The liquidity of swap agreements will be determined by a Subadviser based on various factors, including:

          -    the frequency of trades and quotations,

          - the number of dealers and prospective purchasers in the marketplace,

          -    dealer undertakings to make a market,

          - the nature of the security (including any demand or tender features), and

          - the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in securities that are not readily marketable.

          Each portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement. See also, "Use of Segregated and Other Special Accounts."

RISK FACTORS

          Hedging and Other Strategic Transactions have special risks associated with them, including:

          -    possible default by the counterparty to the transaction,

          - markets for the securities used in these transactions could be illiquid,

          - to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses to the portfolio.

          Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a portfolio's net asset value, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

          Options and Futures Transactions

          Options transactions are subject to the following additional risks:

          - Option transactions could force the sale or purchase of portfolio securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a portfolio to hold a security it might otherwise sell (in the case of a call option).

          - Options markets could become illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:

          - The degree of correlation between price movements of futures contracts and price movements in the related securities position of a portfolio could create the possibility that losses on the hedging instrument are greater than gains in the value of the portfolio's position.

          - Futures markets could become illiquid. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses.

Although a portfolio's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

          Currency Hedging. In additional to the general risks of Hedging and Other Strategic Transactions described above, currency hedging transactions have the following risks:

          - Currency hedging can result in losses to a portfolio if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

          - Proxy hedging involves determining the correlation between various currencies. If the Subadviser's determination of this correlation is incorrect, the portfolio losses could be greater than if the proxy hedging were not used.

          - Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a portfolio if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

          Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

RISKS OF HEDGING AND OTHER STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES

          When conducted outside the United States, Hedging and Other Strategic Transactions will not only be subject to the risks described above but could also be adversely affected by:

          - foreign governmental actions affecting foreign securities, currencies or other instruments,

          - less stringent regulation of these transactions in many countries as compared to the United States,

          - the lack of have clearing mechanisms and related guarantees in some countries for these transactions,

          - more limited availability of data on which to make trading decisions than in the United States,

          - delays in a portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,

          - the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and

          -    lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

          Use of extensive Hedging and Other Strategic Transactions by a portfolio will require, among other things, that the portfolio segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

          In general, either the full amount of any obligation by a portfolio to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

          Call Options. A call option on securities written by a portfolio will require the portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a portfolio on an index will require the portfolio to own portfolio securities that correlate with the index or to segregate cash or liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis.

          Put Options. A put option on securities written by a portfolio will require the portfolio to segregate cash or liquid high grade debt obligations equal to the exercise price.

          OTC Options. OTC options entered into by a portfolio, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a portfolio will not be required to do so. As a result, when a portfolio sells these instruments it will segregate an amount of cash or liquid high grade debt obligations equal to its obligations under the options. OTC-issued and exchange-listed options sold by a portfolio other than those described above generally settle with physical delivery, and the portfolio will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

          Currency Contracts. Except when a portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the portfolio to buy or sell a foreign currency will generally require the portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to a portfolio's obligations or to segregate cash or liquid high grade debt obligations equal to the amount of the portfolio's obligations.

          Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a portfolio must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

          Swaps. A portfolio will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or liquid high grade debt obligations having an aggregate value at least equal to this net amount.

          Caps. Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a portfolio's net obligation, if any.

          Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A portfolio could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the portfolio. In addition, if it holds a futures contracts or forward contract, a portfolio could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER LIMITATIONS

          No portfolio will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (e.g., the Beta volatility factor).

          For purposes of this limitation, to the extent the portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

                             INVESTMENT RESTRICTIONS
           (applicable to the portfolios covered by this Statement of
                             Additional Information)

          There are two classes of investment restrictions to which the Trust is subject in implementing the investment policies of the portfolios: (a) fundamental and (b) nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Trust without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

          When submitting an investment restriction change to the holders of the Trust's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

          Restrictions (1) through restriction (8) are fundamental. Restrictions
(9) through (15) are nonfundamental.

FUNDAMENTAL

          The Trust may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other Strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a portfolio is specifically excepted by the terms of a restriction, each portfolio will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations.

     For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions. The Index Allocation Trust is not subject to these restrictions.

(3) Borrow money, except that each portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the Trust may be considered an underwriter under the 1933 Act in selling portfolio securities.

(5) Purchase or sell real estate, except that each portfolio may invest in securities issued by companies which invest in real estate or interests therein and each of the portfolios may invest in mortgages and mortgage-backed securities.

(6) Purchase or sell commodities or commodity contracts, except that each portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each portfolio may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(7) Lend money to other persons, except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

NONFUNDAMENTAL

Unless a portfolio is specifically excepted by the terms of a restriction, each portfolio will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio's net assets would be
     (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

     Purchase securities on margin (other than making short sales of securities or maintaining a short position), except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin

(11) Write or purchase options on securities, financial indices or currencies, except to the extent a portfolio is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12) Purchase securities for the purpose of exercising control or management.

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with:

          (a)  a merger, consolidation or reorganization, or

          (b) the investment of collateral received in connection with the lending of securities in the Navigator Securities Lending Trust.

     For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies.

* State Street Bank and Trust Company ("State Street"), the Trust's custodian, pursuant to an agreement with the Trust, provides a security lending service to the Trust. In connection with the service, collateral from securities lent may be invested in the Navigator Securities Lending Trust. The Navigator Securities Lending Trust is a registered investment company managed by State Street that is sold only to mutual fund lending clients of State Street. In connection with the creation of the Navigator Securities Lending Trust, State Street received from the SEC exemption from certain provisions of the 1940 Act in order to permit its mutual fund clients to invest in the Navigator Securities Lending Trust. State Street received exemption from
Section 12(d)(1) of the 1940 Act and various provisions of Section 17 of the 1940 Act.

(14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the portfolio, except in an amount of not more than 33 1/3% of the value of the portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

          If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a portfolio's investment portfolio, resulting from market fluctuations or other changes in a portfolio's total assets will not require a portfolio to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the portfolio. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Investment Restrictions That Only May be Changed Upon 60 Days Notice to Shareholders

          In order to comply with Rule 35d-1 under the 1940 Act, the following policies are subject to change only upon 60 days' prior notice to shareholders (the "60 Day Notice Requirement"). Any other policy, other than one designated as a fundamental policy, are not subject to this 60 day notice requirement.

INDEX ALLOCATION TRUST
SUBADVISER: MFC Global Investment Management (U.S.A.) Limited

Not subject to the 60 Day Notice Requirement.

BOND INDEX TRUST A
SUBADVISER: Declaration Management & Research LLC

The portfolios invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in bonds.

                               PORTFOLIO TURNOVER

          The annual rate of portfolio turnover will normally differ for each portfolio and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio.

                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee and officer oversees all Trust portfolios.

                             DISINTERESTED TRUSTEES

                         POSITION WITH
NAME, ADDRESS AND AGE      THE TRUST             PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------   --------------   -----------------------------------------------------------
Don B. Allen            Trustee          Adviser, Sinicon Plastics Inc (plastic injection molding).
601 Congress Street     (since 1985)
Boston, MA 02210
Age: 77

Charles L. Bardelis     Trustee          President and Executive Officer, Island Commuter Corp.
601 Congress Street     (since 1988)     (Marine Transport).
Boston, MA 02210
Age: 64

Peter S. Burgess        Trustee          Consultant (financial, accounting and auditing matters)
601 Congress Street     (since 2005)     (July 1999 to present).
Boston, MA 02210
Age: 63                                  Directors of the following publicly traded companies: PMA
                                         Capital Corporation (since February 2004) and Lincoln
                                         Educational Services Corporation (since July 2004).

Elizabeth G. Cook       Trustee          Expressive Arts Therapist, Dana Farber Cancer Institute;
601 Congress Street     (since 2004)*    President, The Advertising Club of Greater Boston.
Boston, MA 02210
Age: 68

Hassell H. McClellan    Trustee          Associate Professor, The Graduate School of the Wallace E.
601 Congress Street     (since 2004)*    Carroll School of Management, Boston College.
Boston, MA 02210
Age: 59

James. M. Oates         Trustee          Managing Director, Wydown Group (financial consulting
601 Congress Street,    (since 2004)     firm)(since 1994); Chairman, Emerson Investment Management,
Boston, MA 02210-2801                    Inc. (since 2000); Chairman, Hudson Castle Group, Inc.
Age: 59                                  (formerly IBEX Capital Markets, Inc.) (financial services
                                         company) (since 1997).

                                         Director of the following publicly traded companies: Stifel
                                         Financial, Director (since 1996); Investor Financial
                                         Services Corporation, Director (since 1995); Connecticut
                                         River Bancorp, Director (since 1998)

                                         Director of the following registered investment company:
                                         Phoenix Mutual Funds, Director since 1988 overseeing 20
                                         portfolios) .

F. David Rolwing        Trustee          Former Chairman, President and CEO, Montgomery Mutual
601 Congress Street     (since 1997**)   Insurance Company, 1991 to 1999. (Retired 1999).
Boston, MA 02210
Age: 71

* Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.

** Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

Name, Address and Age   Position with the Trust   Principal Occupation During Past Five Years
---------------------   -----------------------   -------------------------------------------
James Boyle#            Trustee                   President, John Hancock Annuities;
601 Congress Street     (since 2005)              Executive Vice President, John Hancock Life
Boston, MA 02210                                  Insurance Company (since June, 2004);
Age: 46                                           President U.S. Annuities; Senior Vice
                                                  President, The Manufacturers Life Insurance
                                                  Company (U.S.A) (prior to 2004).

John D. Richardson#     Chairman of the Board     Retired; Former Senior Executive Vice
601 Congress Street     of Trustees               President, Office of the President,
Boston, MA 02210        (since 1997) *            Manulife Financial, February 2000 to March
Age: 68                                           2002 (Retired, March, 2002);

                                                  Executive Vice President and General
                                                  Manager, U.S. Operations, Manulife
                                                  Financial, January 1995 to January 2000.

                                                  Director of BNS Split Corp, a publicly
                                                  traded company listed on the Toronto Stock
                                                  Exchange.

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

* Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

Keith Hartstein*        President                 Senior Vice President, Manulife Financial
601 Congress Street     (since 2005)              Corporation (since 2004); Director,
Boston, MA 02210                                  President and Chief Executive Officer, John
Age: 49                                           Hancock Advisers, LLC and The Berkeley
                                                  Financial Group, LLC ("The Berkeley Group")
                                                  (holding company); Director, President and
                                                  Chief Executive Officer, John Hancock
                                                  Funds, LLC. ("John Hancock Funds");
                                                  Director, President and Chief Executive
                                                  Officer, Sovereign Asset Management
                                                  Corporation ("SAMCorp."); Director, John
                                                  Hancock Signature Services, Inc.; Director,
                                                  Chairman and President, NM Capital
                                                  Management, Inc. (NM Capital) (since 2005);
                                                  Chairman, Investment Company Institute
                                                  Sales Force Marketing Committee (since
                                                  2003); Executive Vice President, John
                                                  Hancock Funds, LLC (until 2005).

John Vrysen*            Chief Financial Officer   Executive Vice President and Chief
601 Congress Street     (since 2005)              Financial Officer, John Hancock Funds, LLC,
Boston, MA 02210                                  July 2005 to present; Senior Vice President
Age: 50                                           and General Manager, Fixed Annuities, John
                                                  Hancock Financial Services, September 2004
                                                  to July 2005; Executive Vice President,
                                                  Operations, Manulife Wood Logan, July 2000
                                                  to September 2004.

John D. Danello*        Secretary                 Vice President/Chief Counsel, US Wealth
601 Congress Street     (since 2005)              Management, John Hancock Financial
Boston, MA 02110                                  Services, Inc., February 2005 to present.
Age: 50                                           Vice President/Chief Counsel, Life
                                                  Insurance & Asset Management, Allmerica
                                                  Financial Corporation, Inc., 2001 to
                                                  February 2005.

Gordon Shone*           Treasurer                 Senior Vice President, John Hancock Life
601 Congress Street     (Since 2005)              Insurance Company (U.S.A.), January 2001 to
Boston, MA 02210                                  present. Vice President, The Manufacturers
Age: 49                                           Life Insurance Company (U.S.A.), August
                                                  1998 to December 2000.

*    Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

DUTIES AND COMPENSATION OF TRUSTEES

          The Trust is organized as a Massachusetts business trust. Under the Trust's Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. The Trustees may appoint officers of the Trust who assist in managing the day-to-day affairs of the Trust.

          The Board of Trustees met ____ times during the Trust's last fiscal year. The Board also has a standing Audit Committee composed of all of the disinterested Trustees. The Audit Committee met ___ times during the Trust's last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of independent accountants for the Trust, approve all significant services proposed to be performed by its independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the disinterested Trustees. The Nominating Committee met ____ during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in the Trust. Nominations should be forward to the attention of the Secretary of the Trust at 601 Congress Street, Boston, MA 02210.

          In June 2005, the Board of Trustees also created a Compliance Committee and three Investment Committees. The Compliance Committee is composed solely of disinterested Trustees and reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. The Compliance Committee met ___ during the last fiscal year. Each Investment Committee is composed solely of disinterested Trustees (with interested Trustees and the President of the Trust serving as ex-officio members in certain cases) and reviews investment matters relating to a particular group of Trust portfolios. Each Investment Committee met ___ during the last fiscal year.

          The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $76,000, a fee of $11,400 for each quarterly meeting of the Trustees that they attend in person and a fee of $5,700 per day for attending any duly constituted in person meeting of the Trustees, other than a quarterly meeting, plus the sum of $1,000 for attending any duly constituted meeting of the Nominating Committee, other than routine meetings where specific candidates are not considered. Trustees are reimbursed for travel and other out-of-pocket expenses. The President, Treasurer and Secretary are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.

                              COMPENSATION TABLE**

                               AGGREGATE COMPENSATION FROM   TOTAL COMPENSATION FROM TRUST
                               TRUST FOR FISCAL YEAR ENDED   COMPLEX FOR FISCAL YEAR ENDED
NAMES OF PERSON, POSITION           DECEMBER 31, 2005*            DECEMBER 31, 2005*#
-------------------------      ---------------------------   -----------------------------
DISINTERESTED TRUSTEES
Don B. Allen, Trustee                     $ ___                          $ ___
Charles L. Bardelis, Trustee              $ ___                          $ ___
Peter S. Burgess***                          NA                             NA
Elizabeth Cook****                           NA                             NA
Hassell H. McClellan****                     NA                             NA
James M. Oates, Trustee*****              $ ___                          $ ___
F. David Rolwing, Trustee                 $ ___                          $ ___
TRUSTEES AFFILIATED WITH THE
INVESTMENT ADVISER
James Boyle, Trustee##                    $   0                          $   0
John D. Richardson, Trustee               $   0                          $   0

*    Compensation received for services as Trustee.

** The Trust does not have a pension or retirement plan for any of its Trustees or officers.

***  Mr. Burgess began serving as a Trustee effective June 10, 2005.

**** Ms. Cook and Mr. McClellan began serving as Trustees effective March 1,
     2005.

***** Mr. Oates began serving as a Trustee effective December 3, 2004.

#    Trust Complex includes all portfolios of the Trust.

##   Mr. Boyle began serving as a Trustee effective September 22, 2005.

                      TRUSTEE OWNERSHIP OF TRUST PORTFOLIOS

     The table below lists the amount of securities of each Trust portfolio beneficially owned by each Trustee as of December 31, 2005 (excluding those portfolios that had not yet commenced operations on December 31, 2005). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:

A - $0

B - $1 up to and including $10,000

C - $10,001 up to and including $50,000

D - $50,001 up to and including $100,000

E - $100,001 or more

[TABLE TO BE UPDATED AS OF DECEMBER 31, 2005]

                                                                                           TRUSTEES AFFILIATED WITH
                                                       DISINTERESTED TRUSTEES*              THE INVESTMENT ADVISER*
                                               -----------------------------------------   ------------------------
                                               Don B.   Charles L.   James M.   F. David        John D.    James
               Trust Portfolio                 Allen     Bardelis      Oates     Rolwing      Richardson   Boyle
               ---------------                 ------   ----------   --------   --------      ----------   -----
Science and Technology Trust                      B          A           A          A              A         A
Pacific Rim Trust (formerly, Pacific Rim          A          A           A          A              A         A
Emerging Markets Trust)
Health Sciences Trust                             A          A           A          A              A         A
Emerging Growth Trust                             A          A           A          A              A         A
Aggressive Growth Trust                           A          A           A          A              A         A
Emerging Small Company Trust                      A          A           A          C              A         A
Small Company Blend Trust                         C          A           A          A              A         A
Dynamic Growth                                    B          A           A          A              A         A
Mid Cap Stock Trust                               A          A           A          A              A         A
Natural Resources Trust                           A          C           A          A              A         A
All Cap Growth Trust                              B          A           A          A              A         A
Strategic Opportunities Trust                     B          A           A          A              A         A
Financial Services Trust                          A          A           A          A              A         A
International Stock Trust                         A          A           A          C              A         A
Overseas Trust                                    A          A           A          A              A         A
International Small Cap Trust                     B          A           A          A              A         A
International Value Trust                         A          A           A          A              A         A
Quantitative Mid Cap Trust                        A          A           A          C              A         A
Mid Cap Core Trust                                A          A           A          A              A         A
Global Trust (formerly, Global Equity Trust)      A          A           A          A              A         A
Strategic Growth Trust                            A          A           A          A              A         A
Capital Appreciation Trust                        A          A           A          A              A         A
Quantitative All Cap Trust                        A          A           A          A              A         A
All Cap Core Trust (formerly Growth Trust)        A          A           A          A              A         A
Large Cap Growth Trust                            A          A           A          A              A         A
Quantitative Equity Trust                         A          A           A          A              A         A
Blue Chip Equity Trust                            A          A           A          A              A         A
U.S. Large Cap Trust                              B          A           A          C              A         A
Strategic Value Trust                             A          A           A          A              A         A
U.S. Large Cap Value Trust                        A          A           A          A              A         A
Utilities Trust                                   A          A           A          A              A         A

                                                                               TRUSTEES AFFILIATED WITH
                                             INDEPENDENT TRUSTEES*             THE INVESTMENT ADVISER*
                                   -----------------------------------------   ------------------------
                                   Don B.   Charles L.   James M.   F. David        John D.    James
         Trust Portfolio           Allen     Bardelis      Oates     Rolwing      Richardson   Boyle
         ---------------           ------   ----------   --------   --------      ----------   -----
Real Estate Securities Trust          A          A           A          C              A         A
Small Cap Opportunities Trust         A          A           A          A              A         A
Small Company Value Trust             C          A           A          A              A         A
Special Value Trust                   A          A           A          A              A         A
Mid Cap Value Trust                   A          A           A          A              A         A
Value Trust                           C          A           A          A              A         A
All Cap Value Trust                   A          A           A          A              A         A
Equity Index Trust                    A          A           A          A              A         A
Fundamental Value Trust               A          C           A          A              A         A
Growth & Income Trust                 C          A           A          A              A         A
Great Companies - America Trust       A          A           A          A              A         A
Quantitative Value Trust              A          A           A          A              A         A
Equity-Income Trust                   A          A           A          A              A         A
Income & Value Trust                  A          A           A          A              A         A
Balanced Trust                        A          A           A          A              A         A
Global Allocation Trust               A          A           A          A              A         A
High Yield Trust                      A          A           A          A              A         A
Strategic Bond Trust                  A          A           A          A              A         A
Global Bond Trust                     A          A           A          A              A         A
Diversified Bond Trust                A          A           A          A              A         A
Investment Quality Bond Trust         A          A           A          A              A         A
Total Return Trust                    A          A           A          A              A         A
Real Return Bond Trust                A          A           A          A              A         A
U.S. Government Securities Trust      A          A           A          A              A         A
Money Market Trust                    A          A           A          A              A         A
Small Cap Index Trust                 A          A           A          A              A         A
International Index Trust             A          A           A          A              A         A
Mid Cap Index Trust                   A          A           A          A              A         A
Total Stock Market Index Trust        A          A           A          A              A         A
500 Index Trust                       A          A           A          A              A         A
Lifestyle Aggressive 1000 Trust       A          D           E          A              A         C
Lifestyle Growth 820 Trust            A          D           A          A              A         E

                                   Don B.   Charles L.   James M.   F. David     John D.    James
         Trust Portfolio           Allen     Bardelis      Oates     Rolwing   Richardson   Boyle
         ---------------           ------   ----------   --------   --------   ----------   -----
Lifestyle Balanced 640 Trust          A          A           A          A           A         A
Lifestyle Moderate 460 Trust          A          B           A          A           A         A
Lifestyle Conservative 280 Trust      A          A           A          A           A         A
Small-Mid Cap Growth Trust            A          A           A          A           A         A
Small-Mid Cap Trust                   A          A           A          A           A         A
International Equity Select
Trust                                 A          A           A          A           A         A
Select Growth Trust                   A          A           A          A           A         A
Global Equity Select Trust            A          A           A          A           A         A
Core Value Trust                      A          A           A          A           A         A
High Grade Bond Trust                 A          A           A          A           A         A
American Growth Trust                 A          A           A          A           A         A
American International Trust          A          A           A          A           A         A
American Blue Chip Income and
Growth Trust                          A          A           A          A           A         A
American Growth-Income Trust          A          A           A          A           A         A

ALL TRUST PORTFOLIOS                  E          E           E          D           A         E

* Elizabeth Cook and Hassell McClellan began serving as Trustees effective March 1, 2005; Peter Burgess began serving as Trustee effective June 21, 2005 and James Boyle began serving as a Trustee effective September 22, 2005.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

          The following information supplements the material appearing in the Prospectus under the caption "Management of the Trust." Copies of the Advisory and Subadvisory Agreements discussed below have been filed with and are available from the SEC.

          Information Regarding the Adviser. John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) ("JHIMS" or the "Adviser"), the successor to NASL Financial Services, Inc., is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of JHIMS is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940.

Approval of the Advisory Agreement and Subadvisory Agreements.

          The Advisory Agreement was initially approved by the Trustees on March 26, 1999 and by the shareholders on April 27, 1999. An amendment to the Advisory Agreement to add the portfolios described in this Statement of Additional Information was approved by the Trustees on [December 13, 2005] and by the sole shareholder of each portfolio on ____, 2006.

An amendment to the MFC Global Investment Management (U.S.A.) Limited subadvisory agreement relating to the _____ Trust was approved by the Trustees on [December 13, 2005] and by the sole shareholder of the _____ Trust on _____, 2006. An amendment to the Declaration Management & Research LLC subadvisory agreement relating to the Bond Index Trust A was approved by the Trustees on [December 13, 2005] and by the sole shareholder of the Bond Index Trust A on _____, 2006.

THE ADVISORY AGREEMENT

          Duties of the Adviser and Expenses Paid by the Adviser. Under the terms of the Advisory Agreement, the Adviser administers the business and affairs of the Trust. The Adviser is responsible for performing or paying for various administrative services for the Trust, including providing at the Adviser's expense:

          - office space and all necessary office facilities and equipment, and

          - individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees, President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

          The Adviser shall, at the Trust's expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Adviser shall also furnish to the Trust, at the Trust's expense, any personnel and office facilities necessary for these functions.

          The Adviser pays the cost of any advertising or sales literature relating solely to the Trust, the cost of printing and mailing Prospectuses to persons other than current holders of Trust shares or of variable contracts funded by Trust shares.

          In addition to providing the services described above, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Trust portfolios. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each portfolio, and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Trust.

               Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The management fees each portfolio currently is obligated to pay the Adviser is as set forth in the Prospectus.

THE SUBADVISORY AGREEMENTS

          Duties of the Subadvisers. Under the terms of each of the subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited and the subadvisory agreement with Declaration Management & Research LLC (collectively, the "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Trust's Board of Trustees and the Adviser. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. The Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of the Trust with respect to the implementation of such programs. The Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.

          Subadvisory Fees. As compensation for their services, the Subadviser receive a fee from the Adviser computed separately for each portfolio.

INFORMATION APPLICABLE TO BOTH THE ADVISORY AGREEMENT AND THE SUBADVISORY AGREEMENTS

          Expenses Paid by the Trust. Subject to the expense limitations discussed above, the Trust is responsible for the payment of all expenses of its organization, operations and business, except those that the Adviser or Subadviser have agreed to pay pursuant to the Advisory or Subadvisory Agreements. Expenses borne by the Trust include:

          - reimbursement of the Adviser's expense of providing administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions to the Trust,

          - charges and expenses of the custodian, independent accountants and transfer, bookkeeping and dividend disbursing agent appointed by the Trust;

          -    brokers' commissions;

          - issue and transfer taxes on securities transactions to which the Trust is a party;

          -    taxes and fees payable by the Trust; and

          - legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with regulatory authorities and in connection with any litigation; and

          - costs for printing annual and semi-annual reports, prospectuses and proxy statements and mailing these documents to shareholders (including holders of variable contracts funded by Trust shares).

          Term of the Advisory Agreement and Each Subadvisory Agreement. The Advisory Agreement and each Subadvisory Agreement will initially continue in effect as to a portfolio for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that portfolio) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Trust. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

          Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any portfolio if a majority of the outstanding voting securities of that portfolio vote to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other portfolio affected by the Agreement or (b) all of the portfolios of the Trust.

          Failure of Shareholders to Approve Continuance of the Advisory Agreement or any Subadvisory Agreement. If the outstanding voting securities of any portfolio fail to approve any continuance of the Advisory Agreement or any Subadvisory Agreement, the party may continue to act as investment adviser or subadviser (as applicable) with respect to such portfolio pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different adviser, or other definitive action. In the case of the Adviser, the compensation received during such period will be no more than the amount it would have received under the Advisory Agreement in respect of such portfolio.

          Termination of the Agreements. The Advisory Agreement and the Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the Trust in the case of the Subadvisory Agreements. The following parties may terminate the agreements:

          -    the Board of Trustees of the Trust;

          - a majority of the outstanding voting securities of the Trust, or with respect to any portfolio, a majority of the outstanding voting securities of such portfolio;

          -    the Adviser,

          -    in the case of the Subadvisory Agreements, by the Subadviser.

The Agreements will automatically terminate in the event of their assignment.

          Amendments to the Agreements. The Advisory Agreement and the Subadvisory Agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Trust (except as noted below) and by the vote of a majority of the Board of Trustees of the Trust who are not interested persons of the Trust, the Adviser or the Subadvisers.

          The required shareholder approval of any amendment shall be effective with respect to any portfolio if a majority of the outstanding voting securities of that portfolio vote to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other portfolio affected by the amendment or (b) all the portfolios of the Trust.

          As noted under "Subadvisory Arrangements" in the Prospectus, the Trust has received an order from the SEC permitting the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amendment a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

                          DISTRIBUTOR; RULE 12B-1 PLANS

          The Board of Trustees of the Trust have approved Rule 12b-1 Plans (the "Plans") for Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares), Series III shares (also referred to as "Class R shares"). The purpose of each Plan is to encourage the growth and retention of assets of each portfolio subject to a Plan.

          Series I shares of each portfolio are subject to a Rule 12b-1 fee of up to .05% of Series I share average daily net assets. Series II shares of each portfolio are subject to a Rule 12b-1 fee of up to .25% of Series II share average daily net assets. Series III shares of each portfolio are subject to a Rule 12b-1 fee of up to .40% of Series III share average daily net assets.

John Hancock Distributors LLC (formerly, Manulife Financial Services LLC) (the "Distributor") enters into agreements with selling dealers to sell Series III of the Trust to qualified pension and profit-sharing plans pursuant to an integrated program of investment, record keeping, administrative and other plan services sponsored by the Distributor. The agreements also provide for the sale to plans of other funds participating in the program. The Distributor pays the selling dealer with respect to a plan as follows (or as the plan, the selling dealer and the Distributor may otherwise agree):

               A fee, payable weekly, equal to 1.00% of the first $5 million, 0.75% of the second $5 million, 0.50% of the third $5 million and 0.25% of the balance of the assets of the plan transferred or contributed to the program and invested in the Trust and other participating funds during the first year in which the plan participates in the program; and thereafter, a fee, payable monthly, at an rate equal to 0.25% annually of the net asset value of the share of the Trust and other participating funds held by the plan under the program.

               Rule 12b-1 fees are paid to the Distributor which is also the Trust's principal underwriter.

               To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          - for any expenses relating to the distribution of the shares of the class,

          - for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

          - for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

Currently, each Series of shares pays a "service fee" of .25% of average daily net assets or, if less, the full amount of the applicable 12b-1 fee. The service fee is paid to the Trust's Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties which have agreed to provide with respect to the shares of the Trust the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Rules of Fair Practice of the NASD.

          Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

          This Plan authorizes any payments in addition to fees described above made by a portfolio to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

          The Plans may not be amended to increase materially the amount to be spent by a portfolio without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a Plan must be approved in the manner described in the Rule. Each Plan shall continue in effect
(i) with respect to a portfolio only so long as the Plan is specifically approved for that Portfolio at least annually as provided in the Rule and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the Act) of the Trust, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of the Trust and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. Each Plan may be terminated with respect to any Portfolio at any time as provided in the Rule.

                               PORTFOLIO BROKERAGE

          Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. The Subadvisers have no formula for the distribution of the Trust's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable portfolio of the Trust. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

          Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

          Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:

          -    price, dealer spread or commission, if any,

          - the reliability, integrity and financial condition of the broker-dealer,

          -    size of the transaction,

          -    difficulty of execution,

          -    brokerage and research services provided, and

          -    confidentiality and anonymity.

          Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser, could result in the applicable portfolio of the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

          Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Trust brokerage. The portion not attributable to research will be paid by the Subadviser.

          Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various of its clients (including the portfolios), although not all of these services are necessarily useful and of value in managing the portfolios. The management fee paid by a portfolio is not reduced because a Subadviser and its affiliates receive such services.

          As noted above, a Subadviser may purchase new issues of securities for the portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the portfolio, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

          Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

          -    the value of securities,

          -    the advisability of purchasing or selling securities,

          - the availability of securities or purchasers or sellers of securities, and

          - analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) portfolio strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

          To the extent research services are used by the Subadvisers, such services would tend to reduce such party's expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for portfolios of the Trust will also be available for the benefit of other portfolios managed by the Subadvisers.

          Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the Trust's portfolios. Although investment determinations for the Trust's portfolios will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Trust's portfolios by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Trust's portfolios and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the Trust's portfolios and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the Trust portfolios and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Trust believes that its participation in such transactions on balance will produce better overall results for the Trust.

          Affiliated Underwriting Transactions by the Subadvisers. The Trust's portfolios have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a portfolio may purchase securities that are offered in underwritings in which an affiliate of the Subadvisers participate. These procedures prohibit a portfolio from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the portfolios could purchase.

                        PURCHASE AND REDEMPTION OF SHARES

          The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

          - trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

          - an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

          - the SEC by order so permits for the protection of security holders of the Trust.

                        DETERMINATION OF NET ASSET VALUE

          The following supplements the discussion of the valuation of portfolio assets set forth in the Prospectus under "Purchase and Redemption of Shares."

          Except for the types of securities described below, securities held by the portfolios will be valued as follows:

- Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

- Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the New York Stock Exchange.

- Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

- Shares of the Underlying Portfolios held by the Lifestyle Trusts are valued at their net asset value as described in the Prospectus under "Purchase and Redemption of Shares."

          Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

          Debt Instruments with Remaining Maturities of 60 Days or less; All Instruments Held by the Money Market Trust. Debt instruments with a remaining maturity of 60 days or less held by each of the portfolios, other than the Money Market Trust, and all instruments held by the Money Market Trust, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Trust to provide Nonpublic Information (as defined below) regarding Trust portfolio holdings to Nonaffiliated Persons (as defined below) of the Trust only in the limited circumstances noted below. It is also the policy of the Trust only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons (as defined below), on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trust considers Nonpublic Information regarding Trust portfolio holdings to be confidential and the intent of the Trust's policy regarding disclosure of portfolio holdings is to guard against selective disclosure of such information in a manner that could disadvantage Trust shareholders.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on the website listed below or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q

"Affiliated Persons" are persons affiliated with: (a) the Trust, (b) the Trust's investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Trust's custodian and (e) the Trust's certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to the pre-approval of the Trust's Chief Compliance Officer, the Trust or its adviser principal underwriter or any of its subadviser (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

          1. Rating Organizations

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

          2. VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

          3. PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

          4. COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

          5. COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the adviser, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

          6. OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust.

The Trust generally requires that each such person or entity execute a written agreement requiring such person/entity to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, the Trust may grant exemptions to such requirement on a case by case basis. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

The CCO shall report to Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

          The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons other than those listed below under "Pre-Approved Affiliated Persons" ("Other Affiliated Persons") and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed below under "Pre-Approved Affiliated Persons" have been exempt from such pre-approval. In the case of persons listed in II, III and IV in this section, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

          In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any other Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and
(b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The Trust generally requires that any Other Affiliated Persons execute a written agreement requiring such person to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, there may be certain circumstances where such an agreement is not required. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

Resolution of Conflicts of Interest

If the Trust or its adviser or principal underwriter or any of its subadvisers (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will not be harmful to the Trust.

Posting of Trust Portfolio Holdings on a Website

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

     1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. calendar quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

     2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

     3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

Trust Portfolio Holdings Currently Posted on a Website

The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

 http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Changes in Policy

Any material changes to the policy regarding disclosure of Nonpublic Information Regarding Trust portfolio holdings must be approved by the Trust Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Trust Board of Trustees.

Applicability of Policy to the Trust's Adviser and Subadvisers

This policy shall apply to the Trust's Adviser and each of its subadvisers.

Applicability of Policy to the Trust's Adviser and Subadvisers

This policy shall apply to the Trust's Adviser and each of its subadvisers.

Pre-Approved Affiliated Persons

Employees* of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trust, the Trust's investment adviser, John Hancock Investment Management Services LLC or the Trust's principal underwriter, John Hancock Distributors, LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to the Trust.

III. Employees* of the Trust's custodian who provide services to the Trust.

IV. Employees* and partners of the Trust's certified public accounting firm who provide services to the Trust.

*    Includes temporary employees

                            SHAREHOLDERS OF THE TRUST

The Trust currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with Manulife Financial, the ultimate controlling parent of the Adviser.

Currently, the shareholders of the Trust ("Trust Shareholders") are as follows:

     (a) the insurance companies affiliated with Manulife Financial discussed above (the "Manulife Insurance Companies"). (Each insurance company that is a shareholder of the Trust holds Trust shares attributable to variable contracts in its separate accounts),

     (b) certain permitted entities which purchase Series III and Series IIIA shares and which are describe in the Prospectus under "Multiple Classes of Shares - Series III and Series IIIA Shares" ("Permitted Entities"),

     (c)  the Lifestyle Trusts and the Index Allocation Trust, and

     (d) certain entities which comply with the paragraph (d) under "Entities Eligible to Be Shareholders of the Trust" below.

The Trust may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Trust shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of the Trust.

          Entities Eligible to Be Shareholders of the Trust. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of the Trust may be purchased only by the following eligible shareholders:

     (a) separate accounts of the Manulife Insurance Companies and other insurance companies;

     (b)  certain affiliates of the Manulife Insurance Companies;

     (c)  any trustee of a qualified pension or retirement plan.

Voting of Shares by the Insurance Companies. The Trust and the Manulife Insurance Companies have the right to vote upon matters that may be voted upon at any Trust shareholders' meeting. These companies will vote all shares of the portfolios of the Trust issued to such companies in proportion to the timely voting instructions received from owners of the contracts participating in separate accounts of such insurance companies registered under the Investment Company Act of 1940 ("Contract Owner Instructions"). In addition, the Trust will vote all shares of the portfolios issued to Lifestyle Trusts and the Index Allocation Trust, and the Manulife Insurance Companies will vote all shares of the portfolio which they own, in proportion to Contract Owner Instructions.

Mixed Funding. Shares of the Trust may be sold to the Trust Shareholders described above. The Trust currently does not foresee any disadvantages to any Trust Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a Trust Shareholder from investing in the Trust.

Trustees and officers of the Trust, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each Series of each portfolio of the Trust.

                              HISTORY OF THE TRUST

Trust Name Change. Prior to January 1, 2005, the name of the Trust was Manufacturers Investment Trust. Prior to October 1, 1997, the name of the Trust was NASL Series Trust.

                            ORGANIZATION OF THE TRUST

Organization of the Trust. The Trust was originally organized on August 3, 1984 as "NASL Series Fund, Inc." (the "FUND"), a Maryland corporation. Effective December 31, 1988, the Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.

Classification. The Trust is a no-load, open-end management investment company registered with the SEC under the 1940 Act

          Powers of the Trustees of the Trust. Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Trustees.

          The Declaration of Trust authorizes the Trustees of the Trust without shareholder approval to do the following:

          - Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share,

          - Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, and

          - Issue additional series of shares or separate classes of existing series of shares.

          Shares of the Trust. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares."

          Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

          Shareholder Voting. Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

          Shareholder Liability. Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a portfolio and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

Since the portfolios' shareholders are the separate accounts of insurance companies, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a portfolio. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations.

The Trust believes that each portfolio will qualify as a regulated investment company under Subchapter M of the Code. If any portfolio of the Trust does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

     A portfolio will be subject to a non-deductible 4% excise tax to the extent that the portfolio does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company, a portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

To qualify as a regulated investment company, a portfolio must also satisfy certain requirements with respect to the diversification of its assets. A portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Because the Trust complies with the ownership restriction of Treas. Reg. Section 1.817-5(f) and Rev. Rul. 81-225 (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a portfolio, such portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "HEDGING AND OTHER STRATEGIC TRANSACTIONS"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a portfolio and defer recognition of certain of the portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), the portfolio may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains. If a portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the portfolio. Alternatively, a portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a portfolio failed to qualify as a regulated investment company, (i) owners of contracts based on the portfolio would be treated as owning contract based solely on shares of the portfolio (rather than on their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

                                    CUSTODIAN

State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

                                 CODE OF ETHICS

The Trust, the Adviser and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Trust.

                              PROXY VOTING POLICIES

The proxy voting policies of the Trust, MFC Global Investment Management (U.S.A.) Limited and Declaration Management & Research LLC are set forth in Appendix IV. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-moth period ended December 30th is available (1) without charge, upon request, by calling (800) 344-1029 (attention Gordon Shone) and (2) on the SEC's website at http://www.sec.gov.


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

                                   APPENDIX I

DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2       Capacity for timely payment on issues with this designation is strong.
          However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC
   -CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
          P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations.
          Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


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

                                   APPENDIX II

STANDARD & POOR'S CORPORATION DISCLAIMERS

The Equity Index Trust, 500 Index Trust and Mid Cap Index Trust (collectively, the "S&P Index Trusts") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                  APPENDIX III
        INFORMATION REGARDING PORTFOLIO MANAGERS OF THE TRUST PORTFOLIOS

                      DECLARATION MANAGEMENT & RESEARCH LLC
                               Bond Index Trust A

Appendix III
     Information Regarding Portfolio Managers of the Trust Portfolios

               Declaration Management & Research LLC
                    Bond Index Trust A

Portfolio Managers and Other Accounts Managed.

The Portfolio Managers of the Bond Index Trust A are James E. Shallcross and Peter M. Farley. They are the persons primarily responsible for investing the Fund's assets on a daily basis. As of September 30, 2005, James E. Shallcross and Peter M. Farley served as portfolio managers for (a) 4 registered investment company with approximately $2,094 million in total net assets, and (c) approximately 13 other accounts with approximately $2,930 million in total net assets.

Potential Conflicts of Interest. Each of the accounts managed by James E. Shallcross and Peter M. Farley seeks income and capital appreciation by investing primarily in a diversified mix of debt securities. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Declaration has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts pay Declaration an incentive based fee.

Structure of Compensation. The compensation of James E. Shallcross and Peter M. Farley as Declaration employees consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

Ownership of Trust Shares. James E. Shallcross and Peter M. Farley do not own any shares of the Bond Index Trust A.

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                                 ("MFC GLOBAL")

                             Index Allocation Trust

PORTFOLIO MANAGERS. The Portfolio Managers of the Index Allocation Trust are as follows:

Index Allocation Trust: Steve Orlich

Other Accounts Managed. As of September 30, 2005, Steve Orlich served as portfolio manager for (i) 10 registered investment companies with approximately $26.3 billion in total net assets and (ii) 16 other accounts with approximately $2.2 billion in total assets.

Potential Conflicts of Interest. While portfolios managed by the portfolio manager may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.

Structure of Compensation.

MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the portfolios they manage.

Ownership of Trust Shares. The portfolio manager does not own shares of any of the Index Allocation Trust.

                       APPENDIX IV - PROXY VOTING POLICIES

                                                           Adopted June 26, 2003

                         MANUFACTURERS INVESTMENT TRUST*
                      PROXY VOTING POLICIES AND PROCEDURES

                                Table of Contents

I.   DELEGATION OF PROXY VOTING TO SUBADVISERS

     A.   DELEGATION

     B.   PROXY VOTING POLICIES AND PROCEDURES

II.  MATERIAL CONFLICTS OF INTEREST

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

     A. DISCLOSURE OF PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST

     B.   DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

     C.   FILING OF PROXY VOTING RECORD ON FORM N-PX

IV.  ANNUAL RENEWAL OF PROXY VOTING POLICIES AND PROCEDURES

                                       ***

I.   DELEGATION OF PROXY VOTING TO SUBADVISERS

     A.   DELEGATION

          The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

     B.   PROXY VOTING PROCEDURES

          The proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

*    Name changes to John Hancock Trust effective January 1, 2005.

II.  MATERIAL CONFLICTS OF INTEREST

     If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

     If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

II. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

     A. DISCLOSURE OF POLICIES AND PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION

          The Trust shall disclose in its Statement of Additional Information a summary of its Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trust may instead include the actual Subadviser Proxy Voting Procedures in the Statement of Additional Information.)

     B.   DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

          The Trust shall disclose in its annual and semi-annual shareholder reports that:

          (a) a description of the Trust's proxy voting policies and procedures and (b) the Trust's proxy voting record for the most recent 12 month period ending June 30th, are available:

          1.   on the SEC's website, and

          2. without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

II.  FILING OF PROXY VOTING RECORD ON FORM N-PX

     The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

III. ANNUAL APPROVAL OF PROXY VOTING PROCEDURES

     The Trust's proxy voting policies and procedures shall be re-approved by the Trust's Board of Trustees at least annually.

                      DECLARATION MANAGEMENT & RESEARCH LLC
                       PROXY VOTING POLICY AND PROCEDURES


Declaration Management & Research LLC ("Declaration") is a fixed income manager and the securities we purchase for client accounts are predominantly fixed income securities. Accordingly, we are seldom if ever called upon to vote equity securities on our clients' behalf. However, in the event we were granted the discretion to vote proxies for a client's account and an occasion arose where an equity security needed to be voted, we would follow the following proxy voting policy in carrying out our responsibilities to that client.

I. General Principles

In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:

1) As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client's account should be exercised keeping in mind a fiduciary's duty to use its best efforts to preserve or enhance the value of the client's account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).

2) Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.

3) If a proxy question clearly has the capability of affecting the economic value of the issuer's stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock's economic value.

4) In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.

5) It is our policy that when we are given authority to vote proxies for a client's account, we must be authorized to vote all proxies for the account in our discretion. We do not accept partial voting authority nor do we accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies. Clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.

Since we cannot currently anticipate circumstances in which Declaration would be called upon to vote an equity security for a client's account, it is difficult to specify in advance how we would vote on particular questions. For routine matters, we would expect to vote in accordance with the recommendation of the issuer's management. For all other matters, we would decide how to vote on a case-by-case basis considering the relevant circumstances of the issuer.

We will from time to time review this proxy voting policy and procedures and may adopt changes from time to time. Clients may contact Carole Parker, our Chief Compliance Officer, by calling 703-749-8240 or via e-mail at cparker@declaration.com to obtain a record of how we voted the proxies for their account.

II.  Process

     At Declaration, the investment research analysts are responsible for performing research on the companies in which we invest. The same analysts would be responsible for decisions regarding proxy voting, as they would be the most familiar with company-specific issues. Portfolio managers may also provide input when appropriate. Proxy voting mechanics are the responsibility of the analyst.

     We may abstain from voting a client proxy if we conclude that the effect on the client's economic interests or the value of the portfolio holding is indeterminable or insignificant. We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we would weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision would take into account the effect that the vote of our client, either by itself or together with other votes, was expected to have on the value of our client's investment and whether this expected effect would outweigh the cost of voting.

     We will maintain the records required to be maintained by us with respect to proxies in accordance with the requirements of the Investment Advisers Act of 1940 and, with respect to our registered investment company clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC's Edgar system. We may also rely upon a third party to maintain certain records required to be maintained by the Advisors Act or the Investment Company Act.

III. Conflicts of Interest

     We manage the assets of various public and private company clients, and may invest in the securities of certain of these companies on behalf of our clients. As noted above, we invest principally in fixed income securities with respect to which proxies are not required to be voted. However, in the event we were to be granted the discretion to vote proxies by a client, and an equity security were to be held in that client's portfolio with respect to which a vote was required, we would be responsible for voting proxies for that security. We recognize that the potential for conflicts of interest could arise in situations where we have discretion to vote client proxies and where we have material business relationships(1) or material personal/family relationships(2) with an issuer (or with a potential target or acquirer, in the case of a proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (the "Committee"). The Committee consists of the President, the Senior Vice President - Director of Portfolio Management, and the Chief Compliance Officer. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including screening proxies against a list of clients with whom we have a material business relationship. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee actually know of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.

     The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst's recommendation, make a decision on how to vote the proxy and document the Committee's rationale for its decision.

     Declaration is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a public company. It is our general policy not to acquire or hold MFC stock on behalf of our clients. However, in the event that a client were to hold MFC stock in a portfolio which we managed, and we were responsible for voting a MFC proxy on behalf of the client, the Committee would decide how to vote the MFC proxy in a manner that it believes will maximize shareholder value. The Committee will document the rationale for its decision.

     It is Declaration's policy not to accept any input from any other person or entity, including its affiliates, when voting proxies for any security. In the event that a Declaration employee was contacted by any affiliate or any other person or entity, other than by means of standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Compliance Officer and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.


--------
1 For purposes of this proxy voting policy, a "material business relationship" is considered to arise in the event a client has contributed more than 5% of Declaration's annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year.

2 For purposes of this proxy voting policy, a "material personal/family relationship" is one that would be reasonably likely to influence how we vote proxies. To identify any such relationships, the Proxy Voting Committee will in connection with each proxy vote obtain information about (1) personal and/or family relationships between any Declaration employee involved in the proxy vote (e.g., analyst, portfolio manager and/or members of the Proxy Voting Committee, as applicable), and directors or senior executives of the issuer, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuer.

     If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with the Compliance Officer, and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients' investments.


     Adopted 07/03
     Revised 09/04

                     [MFC GLOBAL INVESTMENT MANAGEMENT LOGO]

                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED

                               PROXY VOTING POLICY

================================================================================

                                                             ISSUED: AUGUST 2003

PROXY VOTING POLICY

MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM(USA)") manages money on behalf of, or provide investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of these funds that any person, familiar with the matters, would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act") and any other law which governs the exercise of voting rights by an investment adviser.

A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to us to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.

FIDUCIARY DUTY GUIDELINE REQUIREMENTS

When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of proxies and any supporting documentation for non-routine issues. As an investment management company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.

OUR POLICY

A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the portfolio manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committee" and "Proxy Service" below.

When voting proxies, the following standards apply:

    - The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

    - Each voting decision should be made independently. The portfolio manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below),

                                     2 of 5                Version November 2002

PROXY VOTING POLICY

         whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decisions as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time See "Proxy Committees" below.

    - Investment guidelines/contracts should outline how voting matters will be treated, and clients should be otherwise notified of voting procedures from time to time in accordance with any applicable legislative requirements.

    - The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

    - As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

We will reasonably consider specific voting instruction requests made to us by clients.

PROXY SERVICES

Each portfolio manager is responsible for the voting of securities in the portfolio managed by them. In order to assist in voting securities, MFC-GIM
(USA) may from time to time delegate certain proxy advisory and voting services to a third party proxy service provider.

MFC-GIM (USA) has currently delegated administrative duties has delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each portfolio manager may rely on ISS's research and recommendations in casting votes, each portfolio manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

PROXY COMMITTEES

MFC-GIM (USA) may determine to form a committee (a "Proxy Committee") to review from time to time proxy voting issues which arise generally or with respect to a specific vote.

                                     3 of 5                Version November 2002

PROXY VOTING POLICY

In such cases, the head of the Equities Desk or the head of the Fixed Income Desk may appoint one or more persons as a Proxy Committee to review certain issues. One or more of such committees may be created on a permanent or temporary basis from time to time.

The desk head creating such committee will set the terms of reference and the procedures under which the committee will operate from time to time. The desk head shall ensure that adequate records of the committee's deliberations and recommendations are kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.

CONFLICTS PROCEDURES

         MFC-GIM (USA) is required to monitor and resolve possible material conflicts between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

         Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the appropriate desk head as well as the Legal and Compliance department. If it is determined that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

         In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a conflict issue shall appoint a member of the Legal and Compliance Team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

         The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable, however, generally, the following guidelines shall apply:

                  (i) if the matter involves MFC or MLI directly, MFC-GIM(USA) shall abstain from voting;

                  (ii) if the matter involves another issuer, or if a client has previously provided instructions that MFC-GIM
                           (USA) may not abstain from voting, the Committee shall determine a voting recommendation.

                  (iii) The Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

Documentation and Client Notification Requirements

                                     4 of 5                Version November 2002

PROXY VOTING POLICY

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for each portfolio that held the security.

These should include all records required by applicable law from time to time, such as

         (i) proxy voting procedures and policies, and all amendments thereto;

         (ii)     all proxy statements received regarding client securities;

         (iii)    a record of all votes cast on behalf of clients;

         (iv)     records of all client requests for proxy voting information;

         (v) any documents prepared by the portfolio manager or a Proxy Committee that were material to making a decision how to vote or that memorialized the basis for the decision;

         (vi) all records relating to requests made to clients regarding conflicts of interest in voting; and

         (vii) any other material required by law to be kept from time to time, shall be retained by MFC-GIM(USA) or shall be accessible from an appropriate service provider or other source.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on how securities were voted in their portfolio.

                                     5 of 5                Version November 2002

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

(a)(1) Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1)(a) to post-effective amendment no.
              31 filed on April 25, 1996.

(a)(2)        Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond
              Trust" dated May 1, 1989 -- previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(3)        Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Conservative, Moderate and Aggressive Asset
              Allocation Trusts dated May 1, 1989 -- previously filed as exhibit
              (1)(c) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(4)        Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Growth & Income Trust dated February 1, 1991
              -- previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(5)        Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust" dated
              April 16, 1991 -- previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(6)        Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government
              Securities Trust" dated June 14, 1991 -- previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April
              25, 1996.

(a)(7)        Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Pasadena Growth Trust, Growth Trust and
              Strategic Income Trust dated August 7, 1992 -- previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April
              25, 1996.

(a)(8)        Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the Series of Shares known as the "Growth Trust" to the "Value
              Equity Trust" dated April 4,1993 -- previously filed as exhibit
              (1)(h) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(9)        Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - International Growth and Income Trust dated
              December 28, 1994 -- previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(10)       Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996
              -- previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(11)       Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - International Small Cap Trust dated February
              1, 1996 -- previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(12)       Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Growth Trust dated July 9, 1996 -- previously filed as exhibit (1)(l) to post-effective amendment no.
              34 filed on October 4, 1996.

(a)(13)       Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Value Trust, High Yield Trust, International
              Stock Trust, Science & Technology Trust, Balanced Trust, Worldwide
              Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust,
              Pacific Rim Emerging Markets Trust, Real Estate Securities Trust,
              Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust,
              Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust,
              Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust,
              Lifestyle Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip
              Growth Trust" and the Series of Shares known as the "Value Equity
              Trust" to the "Equity-Income Trust" -- previously filed as exhibit
              (1)(m) to post-effective amendment no. 35 filed on December 19, 1996.

(a)(14)       Establishment and Designation of Additional Series of Shares of
              Beneficial Interest - Small Company Value Trust dated September
              30, 1997 -- previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(15)       Amendment to the Agreement and Declaration of Trust (name change)
              -- previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(16)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest for the Small Company Blend, U.S.
              Large Cap Value, Total Return, International Value and Mid Cap
              Stock -- previously filed as exhibit (a)(15) to post effective amendment no. 41 filed on March 1, 1999.

(a)(17)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest for the Dynamic Growth, Internet
              Technologies, Tactical Allocation, 500 Index, Mid Cap Index, Small
              Cap Index, Total Stock Market Index and International Index Trusts
              -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(a)(18)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest for the Capital APPRECIATION Trust - previously filed as exhibit (a)(18) to post effective amendment no. 43 filed on August 17, 2000.

(a)(19)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest for the new portfolios to be added
              April 30, 2001 - previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

(a)(20)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest for the new portfolios to be added
              July 16, 2001 -- previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.

(a)(21)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest for American Growth Trust, American
              International Trust, American Growth-Income Trust and American
              Blue Chip Income and Growth Trust - Previously filed as exhibit
              (a)(21) to post effective amendment no. 58 filed on May 9, 2003.

(a)(22)       Form of Establishment and Designation of Additional Class of
              Shares - Previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.

(a)(23)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 - Previously filed as exhibit (a)(23) to post effective amendment no. 57 filed on April 22, 2003.

(a)(24) Form of Redesignation of Name for Certain Portfolios - Previously filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.

(a)(25)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest (Great Companies - America) -
              Previously filed as exhibit (a)(25) to post effective amendment no. 59 filed on May 13, 2003.

(a)(26)       Form of Establishment and Designation of Additional Series of
              Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as exhibit (a)(26) to post effective amendment no. 60 filed on February 13, 2004.

(a)(27) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as exhibit (a)(27) to post effective amendment no. 60 filed on February 13, 2004.

(a)(28)       Form of Establishment and Designation of Additional Series of
              Shares - Previously filed as exhibit (a)(28) to post effective amendment no. 62 filed on November 4, 2004.

(a)(29)       Form of Establishment and Designation of Additional Class of
              Shares - NAV shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

(a)(29)       Form of Establishment and Designation of Additional Class of
              Shares - Series IIIA shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

(a)(30) Form of Redesignation of Name of Trust - Previously filed as exhibit (a)(30) to post effective amendment no. 62 filed on November 4, 2004.

(a)(31)       Form of Establishment and Designation of Additional Series of
              Shares -- Previously filed as exhibit (a)(31) to post effective amendment no. 63 filed on February 11, 2005.

(a)(32)       Form of Establishment and Designation of Additional Series of
              Shares (American Bond Trust) - Previously filed as exhibit (a)(32) to post effective amendment no. 66 filed on May 5, 2005.

(a)(33)       Form of Establishment and Designation of Additional Series of
              Shares - Previously filed as exhibit (a)(33) to post effective amendment no. 67 filed on May 5, 2005.

(a)(34)       Form of Establishment and Designation of Additional Series of
              Shares - FILED HEREWITH

(b) By-laws of the Trust -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(c)           Form of Specimen Share Certificate -- previously filed as exhibit
              (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1)        Amended and Restated Advisory Agreement between the Trust and the
              Adviser - previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

(d)(1)(a) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit
              (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(1)(b) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the Capital
              Appreciation Trust - previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added April 30, 2001 - previously filed as exhibit (d) (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

(d)(1)(D) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the portfolios to be added May 1, 2003 - -- Previously filed as exhibit (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.

(d)(1)(E) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as exhibit (d)(1)(E) to post effective amendment no. 60 filed on February 13, 2004.

(d)(1)(F) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. -
              Previously filed as exhibit (d)(1)(E) to post effective amendment no. 67 filed on July 14, 2005.

(d)(1)(G) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. -
              FILED HEREWITH

(d)(2)        Subadvisory Agreement Between the Adviser and Wellington
              Management Company LLP - previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

(d)(3)        Subadvisory Agreement Between the Adviser and Salomon Brothers
              Asset Management Inc -- previously filed as exhibit (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(4)        Subadvisory Consulting Agreement Between Salomon Brothers Asset
              Management Inc and Salomon Brothers Asset Management Limited -- previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(5)        Subadvisory Agreement between the Adviser and Founders Asset
              Management LLC - previously filed as exhibit (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

(d)(6)        Subadvisory Agreement between the Adviser and T. Rowe Price
              Associates, Inc. - previously filed as exhibit (d)(8) to post-effective amendment no. 41 filed March 1, 1999.

(d)(7)        Form of Subadvisory Agreement between the Adviser and Rowe
              Price-Fleming International, Inc. adding the International Stock
              Trust -- previously filed as exhibit (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(8)        Subadvisory Agreement between the Adviser and Morgan Stanley Asset
              Management, Inc. dated October 1, 1996 providing for the Global
              Equity Trust -- previously filed as exhibit (5)(b)(xv) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(9)        Subadvisory Agreement between the Adviser and Miller Anderson &
              Sherrerd, LLP dated October 1, 1996 adding the Value and High
              Yield Trusts -- previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(10)       Form of Subadvisory Agreement between the Adviser and
              Manufacturers Adviser Corporation dated October 1, 1996 providing for the Money Market Trust -- previously filed as exhibit
              (5)(b)(xviii) to post-effective amendment no. 34 filed on October
              4, 1996.

(d)(11)       Form of Amendment to Subadvisory Agreement between the Adviser and
              Manufacturers Adviser Corporation dated December 31, 1996 adding the Pacific Rim Emerging Markets, Common Stock, Real Estate
              Securities, Equity Index, Capital Growth Bond, Lifestyle
              Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640,
              Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts -- previously filed as exhibit (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(11)(a)    Form of Amendment to Subadvisory Agreement between the Adviser and
              Manufacturers Adviser Corporation regarding the Lifestyle Trusts -
              -- previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.

(d)(11)(b)    Form of Subadvisory Consulting Agreement between Manufacturers
              Adviser Corporation and State Street Global Advisors regarding the
              Lifestyle Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(12)       Subadvisory Agreement between the Adviser and Fidelity Management
              Trust Company -- previously filed as exhibit (d)(14) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(13)       Form of Subadvisory Agreement between the Adviser and AXA
              Rosenberg Investment Management LLC - previously filed as exhibit
              (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(14)       Subadvisory Agreement between the Adviser and A I M Capital
              Management, Inc. - previously filed as exhibit (d)(16) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(15)       Subadvisory Agreement between the Adviser and Capital Guardian
              Trust Company -- previously filed as exhibit (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(16)       Form of Subadvisory Agreement between the Adviser and Franklin
              Advisers, Inc. -- previously filed as exhibit (d)(18) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(17)       Form of Subadvisory Agreement between the Adviser and Pacific
              Investment Management Company - previously filed as exhibit
              (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(18)       Form of Subadvisory Agreement between the Adviser and State Street
              Global Advisors - previously filed as exhibit (d)(20) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(19)       Form of Subadvisory Agreement between the Adviser and Templeton
              Investment Counsel, Inc. - previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(20)       Form of Subadvisory Agreement between the Adviser and Jennison
              Associates LLC - previously filed as exhibit (d)(20) to post-effective amendment no. 43 filed on August 17, 2000

(d)(21) Form of Subadvisory Agreement between the Adviser and (a) Cohen and Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO,
              (f) Lord Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management
              (2 agreements)- previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

(d)(22)       Form of Subadvisory Agreement between the Adviser and (a)
              Allegiance Capital, (b) Kayne Anderson, (c) Lazard Asset
              Management, (d) Navellier Management, (e) Rorer Asset Management,
              (f) Roxbury Capital Management - -- previously filed as exhibit
              (d) (22) to post effective amendment no. 47 filed on May 1, 2001.

(d)(23)       Form of Subadvisory Agreement Amendment between Manufacturers
              Securities Services, LLC and (a) AIM, (b) Capital Guardian, (c)
              Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller
              Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T.
              Rowe Price. - previously filed as exhibit (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

(d)(24) Form of Subadvisory Agreement - Great Companies, LLC - Previously filed as exhibit (d)(24) to post effective amendment no. 60 filed on February 13, 2004.

(d)(25)       Form of Subadvisory Agreement - Fund Asset Management, L.P. -
              Previously filed as exhibit (d)(25) to post effective amendment no. 60 filed on February 13, 2004.

(d)(26)       Form of Amendment 1 to Subadvisory Agreement - MFC Global Asset
              Management (U.S.A.) - Previously filed as exhibit (d)(26) to post effective amendment no. 60 filed on February 13, 2004.

(d)(27)       Form of Amendment No. 1 to Subadvisory Consulting Agreement -
              Deutsche Asset Management - Previously filed as exhibit (d)(27) to post effective amendment no. 60 filed on February 13, 2004.

(d)(28)       Form of Subadvisory Agreement between the Adviser and (a) American
              Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth
              Advisors. --------------- Previously filed as exhibit (a)(28) to post effective amendment no. 60 filed on February 13, 2004.

(d)(29)       Form of Subadvisory Agreement between the Adviser and (a) SSgA
              Funds Management, Inc., (b) Declaration Management & Research LLC and (c) Independence Investment LLC ------ previously filed as exhibit (a) (29) to post effective amendment no. 62 filed on November 4, 2004.

(d)(31)       Form of Subadvisory Agreement between the Adviser and (a) Marsico
              Capital Management, LLC and (b) Wells Fargo Fund Management, LLC .
              - Previously filed as exhibit (d)(31) to post effective amendment no. 63 filed on February 11, 2005.

(d)(32)       Form of Subadvisory Agreement between the Adviser and United
              States Trust Company - Previously filed as exhibit (d)(32) to post effective amendment no. 67 filed on July 14, 2005.

(d)(33)       Form of Subadvisory Agreement between the Adviser and Grantham,
              Mayo, Van Otterloo & Co. LLC - Previously filed as exhibit (d)(33) to post effective amendment no. 67 filed on July 14, 2005.

(d)(34) Form of amendments to Subadvisory Agreement between the Adviser and MFC Global Investment Management (U.S.A.) LLC - FILED HEREWITH

(d)(35) Form of amendments to Subadvisory Agreement between the Adviser and Declaration Management & Research LLC - FILED HEREWITH

(e)           Form of Distribution Agreement between Trust and the distributor -
              Previously filed as exhibit (e) to post effective amendment no. 60 filed on February 13, 2004.

(e)(1)        Form of Amendment to Distribution Agreement dated September 28,
              2004 - Previously filed as exhibit (e)(1) to post effective amendment no. 62 filed on November 4, 2004.

(f)           Not Applicable

(g)           Custodian Agreement Between the Trust. and State Street Bank and
              Trust Company dated March 24, 1988 -- Previously filed as exhibit
              (g) to post effective amendment no. 63 filed on February 11, 2005.

(h)           Participation Agreement between the Trust and American Fund
              Insurance Series dated May 1, 2003 - previously filed as exhibit
              (h) to post-effective amendment no. 58 filed May 9, 2003.

(h)(2)        Transfer Agency Agreement (Series III) between Boston Financial
              Data Services and the Trust - Previously filed as exhibit (h)(2) to post effective amendment no. 60 filed on February 13, 2004.

(h)(3)        ClearSky Agreement (Series III) between Automated Business
              Development Corp and the Trust - Previously filed as exhibit
              (h)(3) to post effective amendment no. 60 filed on February 13, 2004.

(h)(4)        Participation Agreement dated July 1, 2003 among the Trust, John
              Hancock Insurance Company (U.S.A.) and John Hancock Life Insurance
              Company of New York - Previously filed as exhibit (h)(4) to post effective amendment no. 60 filed on February 13, 2004.

(i)(1) Opinion and Consent of Ropes & Gray dated October 27, 1988. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(2)        Opinion and Consent of Tina M. Perrino, Esq. dated April 12, 1991.
              -- previously filed as exhibit (2) to post-effective amendment no.
              38 filed September 17, 1997.

(i)(3)        Opinion and Consent of Tina M. Perrino, Esq. dated October 22,
              1992. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(4)        Opinion and Consent of Betsy A. Seel, Esq. dated October 19, 1994.
              -- previously filed as exhibit (2) to post-effective amendment no.
              38 filed September 17, 1997.

(i)(5) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(v) to post effective amendment no. 30 filed
              December 14, 1995.

(i)(6) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(vi) to post effective amendment no. 33 filed July
              10, 1996.

(i)(7) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (10)(a)(vii) to post-effective amendment no. 35 filed on December 18, 1996.

(i)(8) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (i)(8) to post-effective amendment no. 41 filed on March 1, 1999.

(i)(9) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(9) to post effective amendment no. 42 filed on March
              1, 2000.

(i)(10) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(10) to post-effective amendment no. 44 filed on October 27, 2000.

(i)(11) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit (i)(11) to post-effective amendment no. 46 filed on April
              12, 2001.

(i)(12) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 -previously filed as exhibit
              (i)(12) to post-effective amendment no. 47 filed on May 1, 2001.

(i)(13)(i) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit
              (i)(13) to post effective amendment no. 55 filed on February 14, 2003.

(i)(13)(ii) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit
              (i)(13) to post effective amendment no. 57 filed on April 22, 2003.

(i)(14) Opinion and Consent of Betsy Anne Seel, Esq. Regarding the new class of shares to be added to American Growth Trust, American
              International Trust, American Growth-Income Trust and American
              Blue Chip Income and Growth Trust - previously filed as exhibit
              (i) to post-effective amendment no. 58 filed May 9, 2003.

(i)(15) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (Great Companies of America- previously filed as exhibit
              (i)(15) to post-effective amendment no. 58 filed May 9, 2003.

(i)(15)       Opinion and Consent of Betsy Anne Seel, Esq. regarding the new
              Lifestyle and other portfolios - previously filed as exhibit
              (i)(15) to post-effective amendment no 61 filed April 28, 2004.

(i)(16) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios and classes of shares - Previously filed as exhibit
              (i)(16) to post effective amendment no. 62 filed on November 4, 2004.

(i)(17) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(17) to post effective amendment no. 64 filed on April 21, 2005.

(i)(18) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (American Bond Trust) - Previously filed as exhibit
              (i)(18) to post effective amendment no. 66 filed on May 5, 2005.

(i)(18) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(18) to post effective amendment no. 67 filed on July 14, 2005.

(i)(19) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - FILED HEREWITH

(j)           Consent of PricewaterhouseCoopers LLP - Not Applicable

(k)           Not Applicable

(l)           Not Applicable

(m) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) - previously filed as Exhibit (m) to post-effective amendment

              no. 49 filed on July 19, 2002.

(m)(1)        Rule 12b-1 Plan for Series III - Previously filed as exhibit
              (m)(1) to post effective amendment no. 57 filed on April 22, 2003.

(m)(2)        Amended and Restated Rule 12b-1 Plans for Series I, Series II and
              Series III;
              Rule 12b-1 Plan for Series IIIA (Lifestyle Trust only)
              - Previously filed as exhibit (m)(2) to post effective amendment no. 62 filed on November 4, 2004

(n) Rule 18f-3 Plan - previously filed as exhibit (n) to post-effective amendment no. 48 filed on March 1, 2002.

(n)(1)        Amended and Restated Rule 18f-3 Plan - Previously filed as exhibit
              (n)(1) to post effective amendment no. 57 filed on April 22, 2003.

(n)(2)        Amended and Restate Rule 18f-3 Plan - Previously filed as exhibit
              (n)(2) to post effective amendment no. 62 filed on November 4, 2004.

(o)           Not Applicable

(p)(1)        Code of Ethics of the Trust, John Hancock Investment Management
              Services, LLC, AXA Rosenberg Investment Management LLC, Capital
              Guardian Trust Company, Franklin Advisers, Inc., Manufacturers
              Adviser Corporation, Miller Anderson & Sherrerd, LLP, Morgan
              Stanley Asset Management Inc., Pacific Investment Management
              Company, Rowe Price-Fleming International, Inc., Salomon Brothers
              Asset Management Inc, State Street Global Advisors, T. Rowe Price
              Associates, Inc., Templeton Investment Counsel, Inc., Wellington
              Management Company, LLP - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(p)(2) Code of Ethics of Jennison Associates, LLC - previously filed as exhibit (p)(2) to post-effective amendment no. 43 filed on August
              17, 2000.

(p)(3) Code of Ethics of Janus Capital Corporation - previously filed as exhibit (p)(4) to post-effective amendment no. 43 filed on August
              17, 2000.

(p)(4)        Code of Ethics of AIM Capital Management, Inc., Fidelity
              Management Trust Company, Founders Asset Management LLC - previously filed as exhibit (p)(4) to post-effective amendment no.
              44 filed on October 27, 2000.

(p)(5)        Code of Ethics of Massachusetts Financial Services Company,
              Dreyfus Corporation, Davis Select Advisers, L.P., INVESCO Funds
              Group, Inc., Lord Abbett & Co., Putnam Investment Management,
              Inc., AIM Capital Management, Inc., Cohen & Steers Capital
              Management, Inc. Fidelity Management Trust Company - previously filed as exhibits (p)(5) to post effective amendment no. 45 filed on February 9, 2001.

(p)(5)        Code of Ethics of Allegiance Capital, Kayne Anderson, Lazard,
              Navellier Management, Rorer Asset Management, Roxbury Capital
              Management- -- previously filed as exhibit (P) (5) to post effective amendment no. 47 filed on May 1, 2001.

(p)(7)        Code of Ethics of Mercury Advisors - previously filed as exhibit
              (p)(7) to post effective amendment no. 56 filed on February 14, 2003.

(p)(8) Code of Ethics of American Fund Insurance Series - previously filed as exhibit (j) to post-effective amendment no. 58 filed May
              9, 2003.

(p)(9) Code of Ethics of American Century, Legg Mason - Previously filed as exhibit (p)(9) to post effective amendment no. 60 filed on February 13, 2004.

(p)(10) Code of Ethics of Sustainable Growth Advisors - previously filed as exhibit (p)(10) to post-effective amendment no 61 filed April
              28, 2004.

(p)(11)       Amended Code of Ethics of the following entities: (a) the Trust,
              (b) the Adviser (c) Distributor (d) Morgan Stanley Investment
              Management Inc (Van Kampen), (e) Wellington Management Company,
              LLP, (f) Merrill Lynch (Fund Asset Management, L.P., (g) Munder
              Capital Management, (h) Fidelity Management & Research Company,
              (j) T. Rowe Price Associates, Inc., (l) MFS Investment Management,
              (m) Franklin Advisers, Inc., (n) American Century Investment
              Management, Inc. (o) UBS Global Asset Management, (p) Pacific
              Investment Management Company, (q) Lazard, (r) Lord Abbett & Co. -
              Previously filed as exhibit (p)(11) to post effective amendment no. 62 filed on November 4, 2004.

(p)(12)       Codes of Ethics of the following entities: SSgA Funds Management,
              Inc., (b) Declaration Management & Research LLC and (c)
              Independence Investment LLC - Previously filed as exhibit (p)(12)
              to post effective amendment no. 62 filed on November 4, 2004

(p)(13)       Codes of Ethics of the following entities: (a) Marsico Capital
              Management, LLC, (b) Wells Fargo Fund Management, LLC, (c) Capital
              Guardian, (d) Lord Abbett, (e) Jennison, and (f) Wellington -
              Previously filed as exhibit (p)(13) to post effective amendment no. 63 filed on February 11, 2005.

(p)(14)       Codes of Ethics of the following entities: (a) Templeton, (b)
              Pzena, (c) Jennison and (d) T. Rowe- Previously filed as exhibit
              (p)(14) to post effective amendment no. 64 filed on April 21, 2005.

(p)(15)       Codes of Ethics of the following entities: (a) Grantham, Mayo, Van
              Otterloo & Co. LLC and (b) United States Trust Company -
              Previously filed as exhibit (p)(15) to post effective amendment no. 67 filed on July 14, 2005.

(q)(1)        Powers of Attorney - Don B. Allen, Charles L. Bardelis, Samuel
              Hoar, Robert J. Myers, Trustees, dated September 27, 1996.
              previously filed as exhibit (18)(b) to post-effective amendment no. 38 filed September 17, 1997.

(q)(2) Power of Attorney -- John D. DesPrez III, President -- previously filed as exhibit (18)(e) to post-effective amendment no. 34 filed on October 4, 1996.

(q)(3) Power of Attorney -- John D. Richardson, Chairman of the Board, and F. David Rolwing, Trustee -- previously filed as exhibit
              (18)(e) to post-effective amendment no. 36 filed on April 30, 1997.

(q)(4) Power of Attorney - John D. DesPrez, III, Trustee - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(q)(5)        Power of Attorney - James M. Oates - previously filed as exhibit
              (q)(5) to post effective amendment no. 63 filed on February 11, 2005.

(q)(6)        Power of Attorney - Board of Trustees of John Hancock Trust-
              Previously filed as exhibit (q)(6) to post effective amendment no.
              64 filed on April 21, 2005.

(q)(7)        Power of Attorney - Peter S. Burgess - Previously filed as exhibit
              (q)(7) to post effective amendment no. 67 filed on July 14, 2005.

(q)(8)        Power of Attorney - All Trustees - FILED HEREWITH

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Four of the Trust shareholders are:

(i)  John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA"),

(iii) John Hancock Life Insurance Company ("JHLICO"), and

(iv) John Hancock Variable Life Insurance Company (JHVLICO").

John Hancock New York, John Hancock USA, JHLICO and JHVLICO hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts are also shareholders of certain of the non-Lifestyle Trust portfolios. The companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940. The Trust will vote all shares of a portfolio issued to a Lifestyle Trust in proportion to such instructions.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST

                                                                      % OF     JURISDICTION OF
AFFILIATE                                                 LEGAL ID   EQUITY     INCORPORATION      DIVISION
---------                                                 --------   ------   ----------------   -----------
MANULIFE FINANCIAL CORPORATION                              0002        100        CANADA        Corporate
   John Hancock Holdings (Delaware) LLC                     0275        100       Delaware       Corporate
      John Hancock Financial Services, Inc.                 0003        100       Delaware       Corporate
   The Manufacturers Life Insurance Company                 0001        100        Canada        Corporate
      Manulife Bank of Canada                               0058        100        Canada        Canadian
      Manulife Financial Services Inc.                      0199        100        Canada        Canadian
      Manulife Securities International Ltd.                0079        100        Canada        Canadian
      Manulife Canada Ltd.                                  0157        100        Canada        Canadian
      First North American Insurance Company                0111        100        Canada        Canadian
      Equinox Financial Group, Inc.                         0239        100        Canada        Canadian
         EIS Insurance Services, Inc.(1.)                                50        Canada        Canadian
         2733854 Canada Ltd.(2.)                                        100        Canada        Canadian
      JLOC Holding Company                                               30    Cayman Islands    Corporate
      Opportunity Finance Company                                        30    Cayman Islands    Corporate
      Cantay Holdings Inc.                                  0051        100        Ontario       Corporate
      Canaccord Capital Inc.                                          13.07   British Columbia   Corporate
      Regional Power Inc.                                   0136      83.50        Canada        Corporate
            Addalam Power Corporation                                    50        Philippines   Investments
      Manulife Data Services Inc.                           0081        100        Barbados      Corporate
      Manulife Enterprises (Alberta) Limited                0276        100        Alberta       Corporate
         Manulife Enterprises (Bermuda) Limited             0277        100        Bermuda       Corporate
      Manulife Capital Inc.                                 0278        100        Canada        Corporate
      P.V.S. Preferred Vision Services Inc.                              20        Canada        Investments
      880 Belgrave Way Holdings Ltd.                                    100   British Columbia   Investments
      Churchill Office Park Limited                                      45        Canada        Investments
      Landex Properties Ltd.                                0238        100   British Columbia   Investments
      Enterprise Capital Management Inc.                                 20        Ontario       Investments
      6212344 Canada Limited                                0272        100        Canada        Investments
      SEAMARK Asset Management Ltd.                                   35.01        Canada        Investments
      1293319 Ontario Inc.                                  0170        100        Ontario       Investments
      3426505 Canada Inc.                                   0161        100        Canada        Investments

      FNA Financial Inc.                                    0115        100        Canada        Investments
         Elliot & Page Limited                              0116        100        Ontario       Investments
      NAL Resources Limited                                 0117        100        Alberta       Investments
      NAL Resources Management Limited                      0120        100        Canada        Investments
         1050906 Alberta Ltd.                               0127        100        Alberta       Investments
      2015500 Ontario Inc.                                  0154        100        Ontario       Investments
      NALC Holdings Inc.(3.)                                0103         50        Ontario       Investments
      2015401 Ontario Inc.                                  0140        100        Ontario       Investments
      2024385 Ontario Inc.                                  0153        100        Ontario       Investments
      Cavalier Cable, Inc.(4.)                                           78       Delaware       Investments
      MFC Global Investment Management (U.S.A.) Limited     0156        100        Canada        Investments
      Resolute Energy Inc.                                            11.42        Alberta       Investments
      Micro Optics Design Corporation                                 17.69        Nevada        Investments
      PK Liquidating Company II, LLC                                     18       Delaware       Investments
      Intrepid Energy Corp.                                              19        Alberta       Investments
      Avotus Corp.                                                    10.13        Canada        Investments
      Manulife Holdings (Alberta) Limited                   0201        100        Alberta       U.S.
         Manulife Holdings (Delaware) LLC                   0205        100       Delaware       U.S.
            The Manufacturers Investment Corporation        0087        100       Michigan       U.S.

                                                                     LEGAL    % OF    JURISDICTION OF
                             AFFILIATE                                 ID    EQUITY    INCORPORATION      DIVISION
                             ---------                               -----   ------   ---------------   -----------
         Manulife Reinsurance Limited                                 0067      100     Bermuda         Reinsurance
            Manulife Reinsurance (Bermuda) Limited                    0203      100     Bermuda         Reinsurance
         John Hancock Life Insurance Company (U.S.A.)(5.)             0019      100     Michigan        U.S.
            The Manufacturers Life Insurance Company of America       0017      100     Michigan        U.S.
            Manulife Service Corporation                              0007      100     Colorado        U.S.
            John Hancock Distributors LLC(6.)                         0005      100     Delaware        U.S.
            Aegis Analytical Corporation                                      15.41     Delaware        Investments
            John Hancock Investment Management Services, LLC(7.)      0097       60     Delaware        U.S.
            John Hancock Life Insurance Company of New York(8.)       0094      100     New York        U.S.
            Ironside Venture Partners I LLC                           0196      100     Delaware        Investments
               NewRiver Investor Communications Inc.                          11.29     Delaware        Investments
            Polymerix Corporation                                              11.4     Delaware        Investments
            Ennal, Inc.                                               0124      100     Delaware        U.S.
            Ironside Venture Partners II LLC                          0197      100     Delaware        Investments
            Manulife Property Management of Washington, D.C., Inc.              100     Wash., D.C.     Investments
            Avon Long Term Care Leaders LLC                           0158      100     Delaware        U.S.
            ESLS Investment Limited, LLC                                         25     Ohio            Corporate
            Flex Holding, LLC                                                  27.7     Delaware        Corporate
               Flex Leasing I, LLC                                            99.99     Delaware        Corporate
            Manulife Leasing Co., LLC                                            80     Delaware        Corporate
            Dover Leasing Investments, LLC                                       99     Delaware        Corporate
            MCC Asset Management, Inc.                                0186      100     Delaware        U.S.
MFC Global Fund Management (Europe) Limited                                     100     England         Investments
   MFC Global Investment Management (Europe) Limited                  0064      100     England         Investments
WT (SW) Properties Ltd.                                               0082      100     England         Corporate
Manulife Europe Ruckversicherungs-Aktiengesellschaft                  0138      100     Germany         Reinsurance
   Manulife Holdings (Bermuda) Limited                                0147      100     Bermuda         Reinsurance
      Manulife Management Services Ltd.                               0191      100     Barbados        Reinsurance
      Manufacturers P&C Limited                                       0036      100     Barbados        Reinsurance
               Manufacturers Life Reinsurance Limited                 0049      100     Barbados        Reinsurance
FCM Holdings Inc.                                                     0104      100     Philippines     Asia
Manulife (Singapore) Pte. Ltd.                                        0014      100     Singapore       Asia
   John Hancock Life Assurance Company, Ltd.                                    100     Singapore       Asia
The Manufacturers Life Insurance Co. (Phils.), Inc.                   0164      100     Philippines     Asia
   FCM Plans, Inc.                                                    0155      100     Philippines     Asia
   Manulife Financial Plans, Inc.                                     0187      100     Philippines     Asia
Manulife (Vietnam) Limited                                            0188      100     Vietnam         Asia
Manulife International Holdings Limited                               0152      100     Bermuda         Asia
   Manulife Provident Funds Trust Company Limited                     0163      100     Hong Kong       Asia
   Manulife Asset Management (Asia) Limited                                     100     Barbados        Asia
      Manulife Asset Management (Hong Kong) Limited                   0078      100     Hong Kong       Asia
      P.T. Manulife Aset Manajemen Indonesia                          0141       85     Indonesia       Asia
         P.T. Buanadaya Sarana Informatika(9.)                                   96     Indonesia       Asia
   Manulife (International) Limited                                   0028      100     Bermuda         Asia
      Manulife-Sinochem Life Insurance Co. Ltd.                       0043       51     China           Asia
      The Manufacturers (Pacific Asia) Insurance Company Limited      0061      100     Hong Kong       Asia
               Manulife Consultants Limited                                     100     Hong Kong       Asia
               Manulife Financial Shareholdings Limited                         100     Hong Kong       Asia
      Manulife Financial Management Limited                                     100     Hong Kong       Asia
      Manulife Financial Group Limited                                          100     Hong Kong       Asia
      Manulife Financial Investment Limited                                     100     Hong Kong       Asia

                                                                     LEGAL    % OF    JURISDICTION OF
                             AFFILIATE                                 ID    EQUITY    INCORPORATION      DIVISION
                             ---------                               -----   ------   ---------------   -----------
P.T. Asuransi Jiwa Manulife Indonesia                                 0042       71     Indonesia       Asia
               P.T. Asuransi Jiwa Arta Mandiri Prima                  0075       99     Indonesia       Asia
               P.T. Manulife Intijaya                                            90     Indonesia       Asia
               P.T. Manulife Intisari                                            95     Indonesia       Asia
6306471 Canada Inc.                                                   0282      100     Canada          Corporate
   CDF (Thailand) Ltd.                                                0287       90     Thailand        Asia
      OQC (Thailand) Ltd.(10.)                                        0288       51     Thailand        Asia
         Interlife John Hancock Assurance Public Company Limited
            (11.)                                                     0286       70     Thailand        Asia
Manulife Technology & Services Sdn Bhd                                0285      100     Malaysia        Asia
Manulife Alberta Limited                                              0279      100     Alberta         Corporate
   Manulife European Holdings (Bermuda) Limited                       0270      100     Bermuda         Corporate
      Manulife European Investments (Luxembourg) S.a.r.l.             0271      100     Luxembourg      Corporate
         Manulife Hungary Holdings Limited(12.)                       0149       99     Hungary         Corporate
MLI Resources Inc.                                                    0193      100     Alberta         Corporate
   Manulife Life Insurance Company(13.)                               0180    35.02     Japan           Japan
      MFC Global Investment Management (Japan) Limited                0208      100     Japan           Japan
   Manulife Century Investments (Bermuda) Limited                     0172      100     Bermuda         Corporate
      Manulife Century Investments (Luxembourg) S.A.                  0173      100     Luxembourg      Corporate
         Manulife Century Investments (Netherlands) B.V.              0174      100     Netherlands     Corporate
            Manulife Premium Collection Co., Ltd.(14.)                0178       57     Japan           Japan
            Y.K. Manulife Properties Japan                            0142      100     Japan           Japan
            Daihyaku Manulife Holdings (Bermuda) Limited              0175      100     Bermuda         Corporate
            Manulife Century Holdings (Netherlands) B.V.              0195      100     Netherlands     Corporate
Manulife Holdings (Hong Kong) Limited                                 0015      100     Hong Kong       Asia
Manulife (Malaysia) SDN.BHD.                                          0074      100     Malaysia        Asia
Manulife Financial Systems (Hong Kong) Limited                        0053      100     Hong Kong       Asia

(1.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life
     Insurance Company.

(2.) Inactive subsidiaries are noted in italics.

(3 ) 50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company
     (U.S.A.).

(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.)
     effective January 1, 2005.

(6.) Name change from Manulife Financial Securities LLC effective January 1,
     2005.

(7.) Name change from Manufacturers Securities Services, LLC effective January
     1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.

(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.

(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa
     Manulife Indonesia.

(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.

(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.

(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
     Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
     Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 24. INDEMNIFICATION

          Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

ITEM 26. PRINCIPAL UNDERWRITERS

a. Name of Investment Company   Capacity In which acting
   --------------------------   ------------------------
John Hancock Life Insurance     Principal Underwriter
Company (U.S.A.)
Separate Account A

John Hancock Life Insurance     Principal Underwriter
Company (U.S.A.)
Separate Account H

John Hancock Life Insurance     Principal Underwriter
Company (U.S.A.)
Separate Account I

John Hancock Life Insurance     Principal Underwriter
Company (U.S.A.)
Separate Account L

John Hancock Life Insurance     Principal Underwriter
Company (U.S.A.)
Separate Account M

John Hancock Life Insurance     Principal Underwriter
Company (U.S.A.)
Separate Account N

John Hancock Life Insurance     Principal Underwriter
Company of New York
Separate Account A

John Hancock Life Insurance     Principal Underwriter
Company of New York
Separate Account B

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and James D. Gallagher* (Executive Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of John

DesPrez III*, James D. Gallagher, Robert Cook*, Christopher M. Walker and John Vrysen*) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210


c.   None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108, by Fidelity Management & Research Company, the investment subadviser to the Strategic Opportunities, Large Cap Growth and Overseas Trusts, at its offices at 82 Devonshire Street, Boston, MA 02109,

by Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Growth & Income, Small Cap Value, Small Cap Emerging Growth, and Investment Quality Bond Trusts, at its offices at 75 State Street, Boston, Massachusetts 02109, by Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value Trust, High Yield Trust, U.S. Government Securities and Strategic Bond Trusts, at its offices at 7 World Trade Center, New York, New York 10048, by T. Rowe Price Associates, Inc., the investment subadviser to the Small Company Value Trust, Health Sciences Trust, Blue Chip Growth, Science & Technology, Mid Value and Equity-Income Trusts, at its offices at 100 East Pratt Street, Baltimore, MD 21202, by Rowe Price-Fleming International, Inc., the investment subadviser to the International Stock Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

by Morgan Stanley Asset Management Inc., the investment subadviser of the Value Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

by MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Focused Allocation, Pacific Rim Emerging Markets, Real Estate Securities, Equity Index, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, 500 Index B, Quantitative Equity, Lifestyle, Money Market B and Money Market Trusts, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

by A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Aggressive Growth Trusts, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

by Capital Guardian Trust Company, the investment subadviser to the Small Company Blend, U.S. Large Cap Value, Income & Value, Overseas Equity, Managed and Diversified Bond Trusts, at its offices at 333 South Hope Street, Los Angeles, California 90071,

by Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Trusts, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

by Templeton Investment Counsel, Inc., the investment subadviser to the International Value Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Munder Capital Management, the investment adviser to the Small Cap Opportunities Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Trusts, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Growth, Strategic Value and Utilities Trusts, at its offices at 500 Boylston Street, Boston, MA 02116.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Trusts, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Mercury Advisors, the investment adviser to the Large Cap Value Trust, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By American Century Investment Management, Inc., the investment adviser to the Small Company Trust, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Pzena Investment Mangement, LLC, the investment adviser to the Classic Value Trust, at its offices at 120 West 45th Street, New York, NY 10036.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leader Growth Trust, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By Legg Mason Funds Management, Inc., the investment adviser to the Core Equity Trust, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By John Hancock Adviser, LLC, the investment adviser to the Strategic Income Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603

By Declaration Management & Research LLC, the investment adviser to the Bond Index Trust A and Bond Index Trust B, Active Bond Trust, Short-Term Bond Trust at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Independence Investment LLC, the investment adviser to the Growth & Income Trust II and Managed Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Trust A and International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Marsico Capital Management, LLC , the investment adviser for the International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Wells Fargo Fund Management, LLC, the investment adviser to the Core Bond Trust and the U.S. High Yield Bond Trust, at its offices at 525 Market St., San Francisco, California.

By United States Trust Company, the investment adviser to the Value and Restructuring Trust, at its offices at 114 W. Street, New York, New York 10036.

By Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser to the U.S. Multi Sector Trust, at its offices at 40 Rowes Wharf, Boston, Ma 02110.

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Trust, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

          Not applicable.

ITEM 30. UNDERTAKINGS

          Previously given.

                                    EXHIBITS

(a)(34)     Form of Establishment and Designation of Additional Series of Shares

(d)(1)(G) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios

(d)(34) Form of amendments to Subadvisory Agreement between the Adviser and MFC Global Investment Management (U.S.A.) LLC

(d)(35) Form of amendments to Subadvisory Agreement between the Adviser and Declaration Management & Research LLC -

(i)(19)     Opinion and Consent of Betsy Anne Seel, Esq. regarding the Series of
            Shares

(q)(8)      Power of Attorney - Trustees of the Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, John Hancock Trust has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 17th day of November, 2005.

                                        JOHN HANCOCK TRUST
                                        (Registrant)


                                        By: /s/ Keith F. Hartstein
                                            ------------------------------------
                                            Keith F. Hartstein,
                                            President

Attest:


/s/ Betsy Anne Seeel
-------------------------------------
Betsy Anne Seel,
Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on this 17th day of November, 2005.



*                                       Trustee
-------------------------------------
Don B. Allen


*                                       Trustee
-------------------------------------
Charles L. Bardelis


*                                       Trustee
-------------------------------------
James Boyle


*                                       Trustee
-------------------------------------
Peter S. Burgess


*                                       Trustee
-------------------------------------
Elizabeth Cook


*                                       Trustee
-------------------------------------
Hassell H. McClellan


*                                       Trustee
-------------------------------------
James M. Oates


*                                       Trustee and Chairman
-------------------------------------
John D. Richardson


*                                       Trustee
-------------------------------------
F. David Rolwing


/s/ Keith F. Hartstein                  President
-------------------------------------   (Chief Executive Officer)
Keith F. Hartstein


/s/ John Vrysen                         Chief Financial Officer
-------------------------------------
John Vrysen


*By /s/ Betsy Anne Seel
    ---------------------------------
    Betsy Anne Seel
    Attorney-in-Fact Pursuant to
    Powers of Attorney